As Filed with the Securities and Exchange Commission
                         April 2, 1999

                                        Registration No. 2-89526

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

     Pre-Effective Amendment No.   ____

     Post-Effective Amendment No.   32
                                   ----
                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

     Amendment No.   34
                    ----
(Check appropriate box or boxes)

THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
--------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

 119 East Marcy Street, Suite 202, Santa Fe, NM   87501
(Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including Area Code:  (505) 984-0200
                                                     --------------
          H. Garrett Thornburg, Jr.
          119 East Marcy Street, Suite 202
          Santa Fe, New Mexico  87501
          ---------------------------------------
          (Name and Address of Agent for Service)

copy to:
          Charles W. N. Thompson, Jr.
          White, Koch, Kelly & McCarthy, P. A.
          Post Office Box 787
          Santa Fe, New Mexico  87504-0787

Approximate date of Proposed Public Offering: June 1, 1999
                                              ------------
It is proposed that this filing will become effective
(check appropriate box):

     [ ]     immediately upon filing pursuant to paragraph (b)
     [ ]     on (February 1, 1999) pursuant to paragraph (b)
     [X]     60 days after filing pursuant to paragraph (a)
     [ ]     On [date] pursuant to paragraph (a)(1)
     [ ]     75 days after filing pursuant to paragraph (a)(2)
     [ ]     On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

           THORNBURG LIMITED TERM MUNICIPAL FUND, INC.

(i)  Thornburg Limited Term Municipal Fund National Portfolio

(ii) Thornburg Limited Term Municipal Fund California Portfolio

                            CONTENTS

Facing Sheet
Contents
Cross Reference Sheets (Thornburg Limited Term Municipal Fund
                        National Portfolio [Class A and Class C
                        shares];
                        Thornburg Limited Term Municipal Fund
                        California Portfolio [Class A and Class C shares]);
                       (Thornburg Limited Term Municipal Fund
                        National Portfolio [Institutional Class
                        shares]);
                       (Thornburg Limited Term Municipal Fund
                        California Portfolio [Institutional Class shares])

Prospectus             (Thornburg Limited Term Municipal Fund
                        National Portfolio [Class A and Class C
                        shares];
                        Thornburg Limited Term Municipal Fund
                        California Portfolio [Class A and Class C shares])

Prospectus             (Thornburg Limited Term Municipal Fund
                        National Portfolio [Institutional Class
                        shares]);
                        Thornburg Limited Term Municipal Fund
                        California Portfolio [Institutional Class shares])

Statement of           (Thornburg Limited Term Municipal Fund
Additional Information  National Portfolio [Class A and Class C
                        shares];
                        Thornburg Limited Term Municipal Fund
                        California Portfolio [Class A and Class C shares])

Statement of           (Thornburg Limited Term Municipal Fund
Additional Information  National Portfolio [Institutional Class
                        shares])
                        Thornburg Limited Term Municipal Fund
                        California Portfolio [Institutional Class shares])

Part C

Signature Page

Exhibits


                      CROSS REFERENCE SHEET

(i)  Thornburg Limited Term Municipal Fund National Portfolio
     [Class A and Class C shares]
(ii) Thornburg Limited Term Municipal Fund California Portfolio
     [Class A and Class C shares]

Form N-1A Item Number
---------------------
Part A                               Prospectus Caption
------                               ------------------
1(a). . . . . . . . . . . . . . . . . .Front Cover Page
 (b). . . . . . . . . . . . . . . . . . Back Cover Page
2(a). . . . . . . . . . . . . . . . . . . . . THE FUNDS
 (b). . . . . . . . . . . . . . . . . . . . . THE FUNDS
3 . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
4 . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
5 . . . . . . . .FUND PERFORMANCE AND INDEX COMPARISONS
6(a) . . . . . . . . . . . . . . . . INVESTMENT ADVISER
 (b) . . . . . . . . . . . . . . . . . .(Not Applicable)
7(a) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (b) . .YOUR ACCOUNT - BUYING FUND SHARES; Buying Class
                        A Shares; Buying Class C Shares
 (c) . . . . . . . . . . . . . . . .SELLING FUND SHARES
 (d) . . . . . . . . . . . .DIVIDENDS AND DISTRIBUTIONS
 (e) . . . . . . . . . . . . . . . . . . . . . . .TAXES
 (f) . . . . . . . . . . . . . . . . . .(Not Applicable)
8(a) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (b) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
9 . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS

Part B              Statement of Additional Information
------              -----------------------------------
10(a) . . . . . . . . . . . . . . . . .Front Cover Page
10(b) . . . . . . . . . . . . . . . . TABLE OF CONTENTS
11(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
12(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (c) . . . . . . . INVESTMENT OBJECTIVES AND POLICIES;
                                 INVESTMENT LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
  (e) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
13(a) . . . . . . ORGANIZATION OF THE FUNDS; MANAGEMENT
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (d) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
14(a) . . . . . . . . . . . . . . . . . (Not Applicable)
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
15(a) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (c) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (d) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (e) . . . . . . . . . . . . . . . . . (Not Applicable)
  (f) . . . . . . . . . . . . . Prospectus; DISTRIBUTOR
  (g) . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (h) . . . . . . . . . . . . . . . . . (Not Applicable)
16(a) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
  (c) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (d) . . . . . . . . . . . . . . . . . (Not Applicable)
  (e) . . . . . . . . . . . . . . . . . (Not Applicable)
17(a) . . . . . . Prospectus; ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
18(a) . . . . . . . Prospectus; PURCHASE OF FUND SHARES
  (b) . . . . . . . . . . . . . PURCHASE OF FUND SHARES
  (c) . . .Prospectus; DETERMINATION OF NET ASSET VALUE
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
19(a) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
  (b) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
20(a) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (C) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
21(a) . . . . . . . . . . . . . . . . . (Not Applicable)
  (b) . . . . . . . . . . YIELD AND RETURN COMPUTATION;
                 REPRESENTATIVE PERFORMANCE INFORMATION
22(a) . Financial Statements (incorporated by reference)
  (b) . Financial Statements (incorporated by reference)


                      CROSS REFERENCE SHEET

(i)  Thornburg Limited Term Municipal Fund National Portfolio
     [Institutional Class shares]

(ii) Thornburg Limited Term Municipal Fund California Portfolio
      [Institutional Class shares]

Form N-1A Item Number
---------------------
Part A                               Prospectus Caption
------                               ------------------
1(a). . . . . . . . . . . . . . . . . .Front Cover Page
 (b). . . . . . . . . . . . . . . . . . Back Cover Page
2(a). . . . . . . . . . . . . . . . . . . . . THE FUNDS
 (b). . . . . . . . . . . . . . . . . . . . . THE FUNDS
3 . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
4 . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
5 . . . . . . . .FUND PERFORMANCE AND INDEX COMPARISONS
6(a) . . . . . . INVESTMENT ADVISER AND MANAGEMENT FEES
 (b) . . . . . . . . . . . . . . . . . .(Not Applicable)
7(a) . . . . . . . . YOUR ACCOUNT - BUYING FUND SHARES;
                                    TRANSACTION DETAILS
 (b) . .YOUR ACCOUNT - BUYING FUND SHARES; Buying Class
                        A Shares; Buying Class C Shares
 (c) . . . . . . . . . . . . . . . .SELLING FUND SHARES
 (d) . . . . . . . . . . . .DIVIDENDS AND DISTRIBUTIONS
 (e) . . . . . . . . . . . . . . . . . . . . . . .TAXES
 (f) . . . . . . . . . . . . . . . . . .(Not Applicable)
8(a) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (b) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
9 . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS

Part B              Statement of Additional Information

10(a) . . . . . . . . . . . . . . . . .Front Cover Page
10(b) . . . . . . . . . . . . . . . . TABLE OF CONTENTS
11(a) . . . . . . . . . . . . .DESCRIPTION OF THE TRUST
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
12(a) . . . . . . . . . . . . .DESCRIPTION OF THE TRUST
  (b) . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (c) . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
  (e) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
13(a) . . . . . . . . . . . . .DESCRIPTION OF THE TRUST
  (b) . . . . . . . . . . . . . . TRUSTEES AND OFFICERS
  (c) . . . . . . . . . . . . . . TRUSTEES AND OFFICERS
  (d) . . . . . . . . . . . . . . TRUSTEES AND OFFICERS
14(a) . . . . . . . . . . . . . . . . . (Not Applicable)
  (b) . . . . . . . . . PRINCIPAL HOLDERS OF SECURITIES
  (c) . . . . . . . . . PRINCIPAL HOLDERS OF SECURITIES
15(a) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (c) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (d) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (e) . . . . . . . . . . . . . . . . . (Not Applicable)
  (f) . . . . . . . . . . . . . Prospectus; DISTRIBUTOR
  (g) . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (h) . . . . . . . . . . . . . . . . . (Not Applicable)
16(a) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
  (c) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (d) . . . . . . . . . . . . . . . . . (Not Applicable)
  (e) . . . . . . . . . . . . . . . . . (Not Applicable)
17(a) . . . . . . .Prospectus; DESCRIPTION OF THE TRUST
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
18(a) . . . . . . . Prospectus; ADDITIONAL PURCHASE AND
                                 REDEMPTION INFORMATION
  (b) . .ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
  (c) . . . . . . . . . . . . . . . . . . . .Prospectus
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
19(a) . . . . . . . . . . . . . DISTRIBUTIONS AND TAXES
  (b) . . . . . . . . . . . . . DISTRIBUTIONS AND TAXES
20(a) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (C) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
21(a) . . . . . . . . . . . . . . . . . (Not Applicable)
  (b) . . . . . . . . . . . PERFORMANCE; REPRESENTATIVE
                                PERFORMANCE INFORMATION
22(a) . Financial Statements (incorporated by reference)
  (b) . Financial Statements (incorporated by reference)

                                      PART A
<OUTSIDE FRONT COVER>
THORNBURG MUNICIPAL FUNDS
Prospectus
 June 1, 1999

The Thornburg Municipal Funds are separate investment portfolios ("Funds") offered through this combined prospectus by Thornburg Limited Term Municipal Fund, Inc. and Thornburg Investment Trust.



                       LIMITED TERM MUNICIPAL FUNDS

         (series of Thornburg Limited Term Municipal Fund, Inc.):
         Thornburg Limited Term Municipal Fund National Portfolio
                      ("Limited Term National Fund")
        Thornburg Limited Term Municipal Fund California Portfolio
                     ("Limited Term California Fund")

                     INTERMEDIATE TERM MUNICIPAL FUNDS

                  (series of Thornburg Investment Trust):
     Thornburg Intermediate Municipal Fund ("Intermediate National Fund")
               Thornburg Florida Intermediate Municipal Fund
                       ("Intermediate Florida Fund")
              Thornburg New Mexico Intermediate Municipal Fund
                      ("Intermediate New Mexico Fund")
               Thornburg New York Intermediate Municipal Fund
                       ("Intermediate New York Fund")












These Securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency.



NOT FDIC-INSURED                                           MAY LOSE VALUE
                                                        NO BANK GUARANTEE

                             TABLE OF CONTENTS

__          Limited Term National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Limited Term California Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Intermediate National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Intermediate New Mexico Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Intermediate Florida Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Intermediate New York Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Management Discussion of Fund Performance and Index Comparisons

__          Additional Information About Fund Investments

__          Your Account - Buying Fund Shares

__          Selling Fund Shares

__          Investor Services, Transaction Services

__          Dividends and Distributions

__          Taxes

__          Transaction Details

__          Exchange Restrictions

__          Organization of the Funds

__          Investment Adviser

__          Financial Highlights

__          Additional Information

Limited Term National Fund

Investment Goals
----------------

The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
------------------------------

The Fund pursues its primary goal by investing in investment grade or equivalent municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc. (TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TMC to be comparable to obligors with outstanding investment grade obligations.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations. As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. The Fund may invest up to 20% of its net assets in taxable securities which produce income not exempt from federal income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.



Principal Risks of Investing in the Fund
-----------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance.

The sales charge for Class A shares is not reflected in the returns shown in the bar charts, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Limited Term National Fund Annual Total Returns Class A Shares
---------------------------------------------------------------
15%

10%                                      9.97
     7.79        8.61        8.81
 5%        6.48        7.74                          5.47
                                               3.97
 0%
                                  (1.48)
-5
     1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

Year to date return, period ending 3/31/99:  0.57%.

Highest quarterly results for time period shown: 3.56% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: (2.10)% (quarter ended
3/31/94).


Limited Term National Fund Average Annual Total Returns
-----------------------------------------------------
(periods ended 12/31/98)

                         One Year   Five Years  Ten Years  Since Inception
                         --------   ----------  ---------  ---------------
    Class A Shares         3.20%     6.78%       6.01%      6.86% (9/28/84)
    Lehman Index           5.85%     5.36%       6.99%      7.67%

    Class C Shares         3.86%     N/A         N/A        4.76% (9/1/94)
    Lehman Index           5.85%     N/A         N/A        6.28%

FEES AND EXPENSES OF THE FUND

                                                      Class A    Class C
                                                      -------    -------
     Maximum Sales Charge (Load) imposed on            1.50%      none
     purchases (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions      0.50%*    0.50%**
     (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.
** Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

Thornburg Limited Term Municipal Fund-National Portfolio
                                              Class A    Class C
     Management Fee                             .45%       .45%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .27%       .38%
                                                ----      -----
           Total Annual Operating Expenses      .97%      1.83%

Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class C other expenses, and Thornburg Securities Corporation intends to waive a portion of the Class C 12b-1 fees, so that actual Class C other expenses are .30%, actual Class C 12b-1 fees are .63%, and so that actual total Fund operating expenses are 1.38% for Class C shares. TMC's and TSC's reimbursement of expenses and waiver of these fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $248     $456     $602    $1,331
     Class C Shares      238      581    1,001     2,175

You would pay the following expenses if you did not redeem your shares:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $248     $456     $602    $1,331
     Class C Shares      188      581    1,002     2,175

Limited Term California Fund

Investment Goals
-----------------

The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing principally in municipal obligations issued by California state and California state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc. (TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TMC to be comparable to obligors with outstanding investment grade obligations.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations. As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. Under normal conditions the Fund invests 100% of its assets in obligations originating in California or issued by United States territories and possessions, and as a matter of fundamental policy, invests at least 65% of its total assets in Municipal obligations originating in California. The Fund may invest up to 20% of its net assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
----------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Because the Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance.

The sales charge for Class A shares is not reflected in the returns shown in the bar charts, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Limited Term California Fund Annual Total Returns Class A Shares
-----------------------------------------------------------------

15%

10%                              8.21         10.27
     7.52          7.52   7.53                               5.84
 5%         6.77                                      4.81          4.97

 0%
                                       (2.13)
-5
     1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

Year to date return, period ending 3/31/99:  0.80%.

Highest quarterly results for time period shown: 3.77% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: (2.08)% (quarter ended
3/31/94).

Limited Term California Fund Average Annual Total Returns
-------------------------------------------------------
(periods ended 12/31/98)

                         One Year   Five Years  Ten Years  Since Inception
                         --------   ----------  ---------  ---------------
    Class A Shares         3.37%     4.25%       5.87%      5.90% (2/19/87)
    Lehman Index           5.85%     5.36%       6.99%      6.39%

    Class C Shares         4.46%     N/A         N/A        4.96% (9/1/94)
    Lehman Index           5.85%     N/A         N/A        6.28%

FEES AND EXPENSES OF THE FUND

SHAREHOLDER FEES (Fees paid directly from your investment)

                                               Limited Term Municipal Funds
                                                      Class A    Class C
                                                      -------    -------
     Maximum Sales Charge on Purchases                 1.50%      none
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions      0.50%*    0.50%**
     (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.
** Imposed only on redemptions of Class C shares within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Limited Term Municipal Fund-California Portfolio
                                              Class A    Class C
     Management Fee                             .50%       .50%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .29%       .47%
                                                ----      -----
           Total Annual Operating Expenses     1.04%      1.97%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class A other expenses, so that actual Class A other expenses are .25%, and actual total fund operating expenses are 1.00%. TMC and Thornburg Securities Corporation (TSC) intend to waive a portion of the Class C 12b-1 fees, and TMC intends to reimburse a portion of the Class C other expenses, so that actual Class C 12b-1 expenses are .63%, actual Class C other expenses are .27%, and actual total fund operating expenses for Class C are 1.40%. TMC's and TSC's waiver of fees and TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $255    $478     $720     $1,414
     Class C Shares       252     625    1,075      2,326

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $255    $478     $720     $1,414
     Class C Shares       202     625    1,075      2,326

Intermediate National Fund

Investment Goals
----------------

The primary investment goal of Intermediate National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
------------------------------

The Fund pursues its primary goal by investing principally in municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc. (TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TMC to be comparable to obligors with outstanding investment grade obligations.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations. As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. The Fund may invest up to 20% of its net assets in taxable securities which would produce income not exempt from federal income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
-----------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases. Dividends also will vary over time. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance.

The sales charge for Class A shares is not reflected in the returns shown in the bar charts, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table does reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Intermediate National Fund Annual Total Returns Class A Shares
------------------------------------------------------------

15%
            12.29        13.22
10%  9.81
                                               5.47
 5%
                                 4.45
 0%                                     0.72
                  (2.48)
-5
     1992   1993   1994   1995   1996   1997   1998

Year to date return, period ending 3/31/99:  0.55%.

Highest quarterly results for time period shown: 4.91% (quarter ended
3/31/95)
Lowest quarterly results for time period shown: (3.33)% (quarter ended
3/31/94).

Intermediate National Fund Average Annual Total Returns
-------------------------------------------------------
(periods ended 12/31/98)

                         One Year   Five Years  Since Inception
                         --------   ----------  ---------------
    Class A Shares         3.34%     5.03%       6.95% (7/23/91)
    Merrill Lynch Index    6.83%     6.27%       7.48%

    Class C Shares         5.04%     N/A         6.04% (9/1/94)
    Merrill Lynch Index    6.83%     N/A         7.63%

FEES AND EXPENSES OF THE FUND

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A    Class C
                                                      -------    -------
     Maximum Sales Charge on Purchases                 2.00%      none
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions      0.50%*    0.60%**
     (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.
** Imposed only on redemptions of Class C shares within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Intermediate Municipal Fund
                                                    Class A    Class C
                                                    -------    -------
     Management Fee                                   .50%       .50%
     Distribution and Service (12b-1) Fees            .25%      1.00%
     Other Expenses                                   .29%       .43%
                                                     -----      -----
            Total Annual Fund Operating Expenses     1.04%      1.93%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class A other expenses, so that actual Class A other expenses are .25%, and actual total fund operating expenses are 1.00%. TMC and Thornburg Securities Corporation (TSC) intend to waive a portion of the Class C 12b-1 fees, and TMC intends to reimburse a portion of the Class C other expenses, so that actual Class C 12b-1 expenses are .60%, actual Class C other expenses are .30%, and actual total fund operating expenses for Class C are 1.40%. TMC's and TSC's waiver of fees and TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $304    $526     $777     $1,458
     Class C Shares       258     613    1,054      2,283

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $304    $526     $777     $1,458
     Class C Shares       198     613    1,054      2,283

Intermediate New Mexico Fund

Investment Goals
----------------

The primary investment goal of Intermediate New Mexico Fund is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing principally in municipal obligations issued by the State of New Mexico and by New Mexico state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc. TMC actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TMC to be comparable to obligors with outstanding investment grade obligations.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations. As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. Under normal conditions the Fund invests 100% of its assets in obligations originating in New Mexico or issued by United States territories or possessions, and as a matter of fundamental policy, invests at least 65% of its total assets in municipal obligations originating in New Mexico. The Fund may invest up to 20% of its net assets in taxable securities which produce income not exempt from federal or New Mexico income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
---------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Because the Fund invests primarily in obligations originating in New Mexico, the Fund's share value may be more sensitive to adverse economic or political developments in that state. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. No figures are shown for Class C shares, which became available on ____________.

The sales charge for Class A shares is not reflected in the returns shown in the bar charts, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Intermediate New Mexico Fund Annual Total Returns Class A Shares
--------------------------------------------------------------
15%
            10.31        11.15
10%
     8.63                               6.49
 5%                                            4.89

 0%                              0.42

-5                (1.19)
     1992   1993   1994   1995   1996   1997   1998

Year to date return, period ending 3/31/99: 0.61%.

Highest quarterly results for time period shown: 4.43% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: (2.91)% (quarter ended
3/31/94).

Intermediate New Mexico Fund Average Annual Total Returns
-------------------------------------------------------
(periods ending 12/31/98)

                         One Year    Five Years    Since Inception
                                                      (6/21/91)
                         --------    ----------    --------------
    Class A Shares         2.81%       4.46%          6.29%
    M-L Bond Index         6.83%       6.27%          7.32%

FEES AND EXPENSES OF THE FUND

SHAREHOLDER FEES (Fees paid directly from your investment)

                                               Class A    Class C
                                               -------    -------
Maximum Sales Charge on Purchases               2.00%      0.00%
 (as a percentage of offering price)
Maximum Deferred Sales Charge on Redemptions    0.50%*     0.60%**
 (as a percentage of redemption proceeds or
  original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.
** Imposed only on redemptions of Class C shares within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg New Mexico Intermediate Municipal Fund
                                                    Class A   Class C
                                                    -------   -------
     Management Fee                                   .50%      .50%
     Distribution and Service (12b-1) Fees            .25%     1.00%
     Other Expenses                                   .26%      .43%
                                                     -----     -----
            Total Annual Fund Operating Expenses     1.01%     1.93%

Expenses reflect rounding and are restated to reflect current expenses. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class A other expenses, so that actual Class A other expenses are .25%, and actual total fund operating expenses are 1.00%. TMC and Thornburg Securities Corporation (TSC) intend to waive a portion of the Class C 12b-1 fees, and TMC intends to reimburse a portion of the Class C other expenses, so that actual class C 12b-1 expenses are .50, actual Class C other expenses .30, and actual total fund operating expenses for Class C are 1.30%. Reimbursement of expenses and waivers of fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $304    $517     $751     $1,423
     Class C Shares       198     613    1,054      2,283

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $304    $517     $751     $1,423
     Class C Shares       148     613    1,054      2,283

Intermediate Florida Fund

Investment Goals
----------------

The primary investment goal of Intermediate Florida Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The Fund also seeks exemption of its shares from the Florida "intangibles" tax on securities owned by individuals. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in municipal obligations issued by the State of Florida and Florida State agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc. (TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TMC to be comparable to obligors with outstanding investment grade obligations.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may preclude the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations. As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. Under normal conditions the Fund invests 100% of its total assets in municipal obligations originating in Florida or issued by United States territories and possessions. As a matter of fundamental policy, the Fund invests at least 65% of its total assets in municipal obligations originating in Florida. The Fund may invest up to 20% of its net assets in taxable securities which would produce income not exempt from federal income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
-----------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Because the Fund invests primarily in obligations originating in Florida, the Fund's share value may be more sensitive to adverse political or economic developments in that state. A portion of the Fund's dividends may be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance.

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Intermediate Florida Fund Annual Total Returns Class A Shares
-----------------------------------------------------------
15%
     12.19
10%
                    7.28
 5%                       5.81
            4.67
 0%

-5
     1995   1996   1997   1998

Year to date return, period ending 3/31/99:  0.60%.

Highest quarterly results for time period shown: 4.68% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: (3.09)% (quarter ended
3/31/94).

Intermediate Florida Fund Average Annual Total Returns
----------------------------------------------------
(periods ended 12/31/98)

                         One Year        Since Inception
                                             (2/1/94)
                         --------        --------------
    Class A Shares         3.08%             4.99%
    M-L Bond Index         6.83%             6.18%

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A
                                                      -------
     Maximum Sales Charge on Purchases                 2.00%
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions      0.50%*
     (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Florida Intermediate Municipal Fund
                                                    Class A
                                                    -------
     Management Fee                                   .50%
     Distribution and Service (12b-1) Fees            .25%
     Other Expenses                                   .36%
                                                     -----
            Total Annual Fund Operating Expenses     1.11%

Expenses reflect rounding and are restated to reflect current expenses. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class A other expenses, so that actual Class A other expenses are .23%, and actual total fund operating expenses are .98%. TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $311    $458     $804     $1,538

Intermediate New York Fund

Investment Goals
----------------

The primary investment goal of Intermediate New York Fund is to obtain as high a level of current income exempt from federal, New York State and New York City individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in municipal obligations issued by New York State and by New York State agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc. (TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TMC to be comparable to obligors with outstanding investment grade obligations.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations. As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. Under normal conditions the Fund invests 100% of its total assets in Municipal obligations originating in New York or issued by United States territories and possessions, and as a matter of fundamental policy, invests at least 65% of its total assets in municipal obligations originating in New York. The Fund may invest up to 20% of its net assets in taxable securities which would produce income not exempt from federal or New York income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
----------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Because the Fund invests primarily in obligations originating in New York, the Fund's share value may be more sensitive to adverse economic or political developments in that state. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary. The bar chart shows annual total returns for Class A shares, and the average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance.

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table does reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Intermediate New York Fund Annual Total Returns Class A Shares
-------------------------------------------------------------

15%

10%

 5%   5.88

 0%

-5
      1998

Year to date return, period ending 3/31/99: 0.02%.

Highest quarterly results for time period shown: 2.61% (quarter ended
9/30/98).
Lowest quarterly results for time period shown: 0.42% (quarter ended
12/31/98).

Intermediate New York Fund Average Annual Total Returns
------------------------------------------------------
(periods ended 12/31/98)

                         One Year    Since Inception
                                        (9/4/97)
                         --------    --------------
    Class A Shares         3.75%        5.23%
    M-L Bond Index         6.83%        8.21%

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A
                                                      -------
     Maximum Sales Charge on Purchases                 2.00%
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions      0.50%*
     (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg New York Intermediate Municipal Fund
                                                    Class A
                                                    -------
     Management Fee                                   .50%
     Distribution and Service (12b-1) Fees            .25%
     Other Expenses                                   .44%
                                                     -----
            Total Annual Fund Operating Expenses     1.19%

Expenses reflect rounding and are restated to reflect current expenses. Thornburg Management Company, Inc. (TMC) intends to reimburse the Class A other expenses, so that actual Class A other expenses are 0%, and actual total fund operating expenses are .75%. TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $320    $573      $846    $1,629

MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND INDEX COMPARISONS

The graphs on the next page compare how $10,000 would have appreciated if invested in shares of the named Fund, a broad based securities market index, and the Consumer Price Index, a general measure of inflation. The table accompanying each graph shows average annual total return for the Fund for the designated period. Class A total return figures assume an investment of $10,000 at the public offering price for purchases up to $10,000; Class C total return figures assume an investment of $10,000.

Comparison of Fund performance to widely used indices is imperfect, because the indices do not reflect the laddered maturity strategy each Fund uses. Each index shown attempts to model the total return of a constant maturity bond portfolio, including bonds from throughout the United States. Each index also assumes no trading costs for buying and selling bonds, no custodial or accounting costs, and coupons are immediately reinvested at no transactional cost. Consequently, the reader should remain aware of the inherent limitations in comparing a theoretical index to actual results of a Fund portfolio.

Each Fund "ladders" or arrays the maturities of its bonds. The Limited Term Municipal Funds maintain a weighted average maturity using this technique which is normally no more than five years, while the Intermediate Municipal Funds' weighted average maturity is normally three to ten years.

In general, interest rates have continued, with some fluctuations, to decline over the one-year period ended September 30, 1998. Interest rates have dropped more for intermediate-term bonds than for short-term bonds or long-term bonds, leading to a flatter yield curve. For instance, 30-year treasury bond yields fell 1.43% to 4.97% while five-year bond yields fell 1.76% to 4.21% and one-year bond yields dropped 1.03% to 4.39%.

The municipal bond market, facing the largest volume of supply in several years, has underperformed the treasury bond market. Thirty-year AA-rated municipal bond yields declined by 0.38% to 4.89% over the one-year period ended September 30, 1998. Meanwhile, five-year AA-rated municipal yields declined by 0.44% to 3.88% and ten-year AA-rated municipal bond yields declined by 0.45% to 4.25%. These yield declines have caused price increases of 1.61% and 3.34% for the five-year and ten-year bonds, respectively. Over the same one-year period, the net asset values of Limited Term National and California Portfolios have increased 0.97% and 1.68%, respectively. The net asset values of the Intermediate National Fund has similarly increased by 2.30%. While the net asset values of all the Funds rose over the period described, the dividend yields of all declined slightly. If interest rates continue to fall, the net asset values of all the Funds should continue to rise, but the dividend yields would be expected to decrease.

LIMITED TERM NATIONAL FUND

Index Comparison

Compares performance of the Limited Term National Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the periods ending June 30, 1998. On June 30, 1998, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.1 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

        <The following tables appear as side-by-side graphs in the prospectus.>
Class A Shares
        FUND       Lehman         CPI
       A Shares    Government
       --------    ----------   ---------
 9/84  $ 9,746     $10,000      $10,000
12/84    9,928      10,448       10,151
 3/85   10,232      10,852       10,283
 6/85   10,677      11,400       10,355
 9/85   10,747      11,355       10,417
12/85   11,226      11,741       10,564
 3/86   11,739      12,628       10,522
 6/86   11,842      12,636       10,553
 9/86   12,177      13,103       10,616
12/86   12,471      13,447       10,702
 3/87   12,741      13,755       10,852
 6/87   12,656      13,629       10,983
 9/87   12,683      13,347       11,104
12/87   12,988      13,857       11,204
 3/88   13,402      14,289       11,294
 6/88   13,589      14,350       11,430
 9/88   13,838      14,514       11,545
12/88   14,013      14,601       11,649
 3/89   14,168      14,559       11,789
 6/89   14,580      15,244       11,955
 9/89   14,783      15,421       12,027
12/89   15,105      15,881       12,172
 3/90   15,239      15,959       12,404
 6/90   15,524      16,316       12,529
 9/90   15,715      16,488       12,781
12/90   16,085      17,034       12,948
 3/91   16,400      17,402       13,026
 6/91   16,704      17,706       13,117
 9/91   17,073      18,336       13,222
12/91   17,470      18,952       13,355
 3/92   17,628      18,904       13,435
 6/92   18,107      19,519       13,543
 9/92   18,509      20,010       13,624
12/92   18,822      20,328       13,747
 3/93   19,341      20,808       13,858
 6/93   19,780      21,298       13,941
 9/93   20,264      21,761       14,011
12/93   20,481      22,028       14,123
 3/94   20,050      21,332       14,208
 6/94   20,225      21,619       14,293
 9/94   30,324      21,784       14,408
12/94   20,178      21,713       14,466
 3/95   20,896      22,677       14,582
 6/95   21,390      23,254       14,713
 9/95   21,755      23,890       14,772
12/95   22,190      24,327       14,861
 3/96   22,232      24,403       15,010
 6/96   22,374      24,510       15,116
 9/96   22,703      24,909       15,237
12/96   23,070      25,452       15,374
 3/97   23,150      25,411       15,451
 6/97   23,595      26,044       15,498
 9/97   24,007      26,612       15,591
12/97   24,332      27,102       15,653
 3/98   24,552      27,420       15,669
 6/98   24,787      27,698       15,763

Average Annual Total Returns (at max. offering price)
A Shares One Year (12 mos. ended 6/30/98):  2.46%
Five Years:  4.09%
Ten Years:   5.92%
From Inception (9/28/84):  6.82%

         FUND       Lehman        CPI
       C Shares    Government
       --------    ----------   ---------
 8/94  $10,000     $10,000      $10,000
 9/94    9,952       9,925       10,020
10/94    9,894       9,869       10,030
11/94    9,792       9,806       10,040
12/94    9,858       9,893       10,060
 1/95    9,969       9,988       10,090
 2/95   10,120      10,132       10,110
 3/95   10,193      10,293       10,141
 4/95   10,245      10,321       10,171
 5/95   10,405      10,547       10,202
 6/95   10,425      10,556       10,232
 7/95   10,483      10,703       10,243
 8/95   10,550      10,812       10,263
 9/95   10,586      10,844       10,273
10/95   10,663      10,890       10,304
11/95   10,740      10,982       10,314
12/95   10,786      11,043       10,335
 1/96   10,848      11,174       10,376
 2/96   10,838      11,136       10,408
 3/96   10,788      11,077       10,439
 4/96   10,786      11,060       10,470
 5/96   10,808      11,047       10,501
 6/96   10,847      11,125       10,512
 7/96   10,910      11,199       10,544
 8/96   10,932      11,222       10,565
 9/96   11,004      11,307       10,596
10/96   11,067      11,412       10,628
11/96   11,163      11,570       10,660
12/96   11,161      11,553       10,692
 1/97   11,192      11,584       10,703
 2/97   11,257      11,667       10,735
 3/97   11,197      11,535       10,746
 4/97   11,228      11,592       10,756
 5/97   11,309      11,719       10,767
 6/97   11,391      11,822       10,778
 . . .
 9/97   11,578      12,080       10,843
12/97   11,723      12,302       10,886
 3/98   11,817      12,446       10,897
 6/98   11,927      12,573       11,229

Average Annual Total Returns
C Shares One Year (12 mos. ended 6/30/98):  4.70%
From Inception (9/1/94):  4.71%


LIMITED TERM CALIFORNIA FUND

Index Comparison

Compares performance of the Limited Term California Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for periods ending June 30, 1998. On June 30, 1998, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.8 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

        <This appears as two side-by-side graphs in the prospectus>

Class A Shares                           Class C Shares
         FUND       Lehman       CPI              FUND       Lehman       CPI
       A Shares    Government                   C Shares    Government
       --------    ----------  -------          --------    ----------  -------
 1/87  $ 9,750     $10,000     $10,000    8/94  $10,000     $10,000     $10,000
 3/87    9,786      10,034      10,080    9/94    9,950       9,925      10,020
 6/87    9,857       9,942      10,202   10/94    9,887       9,869      10,030
 9/87    9,924       9,737      10,314   11/94    9,792       9,806      10,040
12/87   10,100      10,108      10,407   12/94    9,818       9,893      10,060
 3/88   10,375      10,424      10,491    1/95    9,926       9,988      10,090
 6/88   10,557      10,469      10,617    2/95   10,099      10,132      10,110
 9/88   10,733      10,588      10,724    3/95   10,164      10,293      10,141
12/88   10,885      10,651      10,820    4/95   10,231      10,321      10,171
 3/89   10,994      10,620      10,951    5/95   10,380      10,547      10,202
 6/89   11,313      11,121      11,105    6/95   10,398      10,556      10,232
 9/89   11,469      11,249      11,172    7/95   10,441      10,703      10,243
12/89   11,704      11,585      11,306    8/95   10,509      10,812      10,263
 3/90   11,814      11,642      11,522    9/95   10,561      10,844      10,273
 6/90   12,009      11,902      11,638   10/95   10,640      10,890      10,304
 9/90   12,140      12,028      11,872   11/95   10,719      10,982      10,314
12/90   12,496      12,426      12,027   12/95   10,756      11,043      10,335
 3/91   12,707      12,694      12,099    1/96   10,833      11,174      10,376
 6/91   12,904      12,916      12,184    2/96   10,828      11,136      10,408
 9/91   13,121      13,376      12,282    3/96   10,781      11,076      10,439
12/91   13,436      13,825      13,405    4/96   10,793      11,060      10,470
 3/92   13,566      17,790      12,480    5/96   10,805      11,047      10,502
 6/92   13,950      14,239      12,580    6/96   10,861      11,125      10,512
 9/92   14,261      14,597      12,655    7/96   10,925      11,199      10,544
12/92   14,448      14,829      12,770    8/96   10,953      11,222      10,565
 3/93   14,813      15,179      12,872    9/96   11,017      11,307      10,596
 6/93   15,116      15,537      12,949   10/96   11,089      11,412      10,628
 9/93   15,437      15,874      13,014   11/96   11,189      11,570      10,660
12/93   15,634      16,069      13,119   12/96   11,174      11,553      10,692
 3/94   15,308      15,562      13,197    1/97   11,195      11,584      10,703
 6/94   15,474      15,771      13,277    2/97   11,260      11,667      10,735
 9/94   15,495      15,891      13,383    3/97   11,200      11,535      10,746
12/94   15,300      15,839      13,437    4/97   11,228      11,592      10,756
 3/95   15,877      16,542      13,545    5/97   11,328      11,719      10,767
 6/95   16,266      16,964      13,667    6/97   11,410      11,822      10,778
 9/95   16,549      17,427      13,722    7/97   11,564      12,036      10,799
12/95   16,871      17,746      13,804    8/97   11,521      11,972      10,821
 3/96   16,927      17,802      13,943    9/97   11,613      12,080      10,843
 6/96   17,670      17,880      14,040   10/97   11,641      12,154      10,864
 9/96   17,332      18,171      14,153   11/97   11,679      12,192      10,875
12/96   17,597      18,567      14,281   12/97   11,789      12,302      10,886
 3/97   17,655      18,537      14,352    1/98   11,854      12,410      10,886
 6/97   18,004      18,999      14,395    2/98   11,883      12,425      10,897
 9/97   18,342      19,413      14,482    3/98   11,893      12,446      10,897
12/97   18,625      19,771      14,540    4/98   11,857      12,387      10,919
 3/98   18,808      20,002      14,555    5/98   11,959      12,534      10,951
 6/98   19,006      20,206      14,642    6/98   11,997      12,573      10,962

Average Annual Total Returns             Average Annual Total Returns
  (at max. offering price)
A Shares One Year (12 mos. ended         C Shares One Year (12 mos. ended
   6/30/98):  2.90%                         6/30/98):  5.14%
Five Years:  4.16%                       From Inception (9/1/94): 4.87%
Ten Years:   5.79%
From Inception (2/19/87):  5.81%

INTERMEDIATE NATIONAL FUND

Index Comparison

Compares performance of the Intermediate National Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, for periods ending September 30, 1998. On September 30, 1998, the weighted average securities ratings of the Index and the Fund were AA and A+, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 8.4 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.

        <appears as two graphs side-by-side in the prospectus>
Class A Shares                           Class C Shares
         FUND       ML Muni      CPI              FUND       ML Muni     CPI
       A Shares    7-12 Yrs.                    C Shares    7-12 Yrs.
       --------    ---------   -------          --------    ---------  --------
 6/91  $ 9,648     $10,000     $10,000
 9/91    9,819      10,428      10,080
12/91   10,099      10,647      10,181
 3/92   10,207      10,593      10,243
 6/92   10,586      10,982      10,325
 9/92   10,876      11,220      10,387
12/92   11,090      11,440      10,480
 3/93   11,496      11,834      10,565
 6/93   11,847      12,164      10,628
 9/93   12,291      12,456      10,681
12/93   12,453      12,682      10,767
 3/94   12,039      12,114      10,832
 6/94   12,160      12,187      10,897    8/94  $10,000     $10,000     $10,000
 9/94   12,244      12,306      10,984    9/94    9,903       9,848      10,020
12/94   12,145      12,227      11,028   12/94    9,813       9,785      10,060
 3/95   12,742      12,860      11,117    3/95   10,286      10,291      10,141
 6/95   13,066      13,334      11,217    6/95   10,530      10,671      10,232
 9/95   13,365      13,573      11,262    9/95   10,754      10,862      10,273
12/95   13,751      14,054      11,330   12/95   11,052      11,247      10,335
 3/96   13,699      14,059      11,443    3/96   11,000      11,251      10,439
 6/96   13,814      14,107      11,524    6/96   11,082      11,290      10,512
 9/96   14,120      14,398      11,616    9/96   11,307      11,523      10,596
12/96   14,363      14,762      11,721   12/96   11,499      11,814      10,692
 3/97   14,413      14,729      11,779    3/97   11,528      11,787      10,746
 6/97   14,772      15,218      11,815    6/97   11,803      12,179      10,778
 9/97   15,094      15,682      11,886    9/97   12,048      12,550      10,843
12/97   15,397      16,087      11,933   12/97   12,227      12,874      10,886
 3/98   15,567      16,276      11,945    3/98   12,391      13,025      10,897
 6/98   15,759      16,508      12,017    6/98   12,541      13,211      10,962
 9/98   16,162      17,104      12,065    9/98   12,839      13,688      11,006

Average Annual Total Returns             Average Annual Total Returns
   (at max. offering price)
A Shares One Year (12 mos. ended         C Shares One Year (12 mos. Ended
   9/30/98):  3.32%                         9/30/98):  6.57%
5 Years:  4.88%                          From Inception (9/1/94): 6.31%
From Inception (7/23/91):  6.90%  </TABLE

INTERMEDIATE NEW MEXICO FUND

Index Comparison

Compares performance of the Intermediate New Mexico Fund, the Merrill Lynch
Municipal Bond (7-12 year) Index and the Consumer Price Index, June 18, 1991 to September 30, 1998. On March 31, 1998, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 7.0 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.


        <This appears as a graph in the prospectus.>
         FUND       ML Muni       CPI
       A Shares    7-12 Yrs.
       --------    ---------   ---------
 5/91  $ 9,650     $10,000     $10,000
 9/91    9,957      10,375      10,100
12/91   10,260      10,593      10,202
 3/92   10,329      10,539      10,263
 6/92   10,686      10,926      10,345
 9/92   10,950      11,162      10,408
12/92   11,145      11,381      10,501
 3/93   11,490      11,773      10,586
 6/93   11,789      12,102      10,649
 9/93   12,150      12,392      10,703
12/93   12,294      12,617      10,788
 3/94   11,936      12,052      10,853
 6/94   12,012      12,125      10,919
 9/94   12,119      12,243      11,006
12/94   12,059      12,164      11,050
 3/95   12,593      12,794      11,139
 6/95   12,859      13,266      11,239
 9/95   13,100      13,504      11,284
12/95   13,404      13,982      11,352
 3/96   13,358      13,987      11,466
 6/96   13,450      14,035      11,547
 9/96   13,713      14,325      11,639
12/96   13,967      14,687      11,744
 3/97   14,012      14,653      11,803
 6/97   14,305      15,141      11,838
 9/97   14,606      15,602      11,910
12/97   14,874      16,005      11,957
 3/98   15,012      16,193      11,969
 6/98   15,203      16,424      12,041
 9/98   15,494      17,016      12,089

Average Annual Total Returns (at max. offering price)
A Shares One Year (12 mos. ended 9/30/98): 1.25%
5 Years:  4.14%
From Inception (6/21/91):  6.07%

INTERMEDIATE FLORIDA FUND

Index Comparison

Compares performance of Intermediate Florida Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, February 1, 1994 to September 30, 1998. On September 30, 1998, the weighted average securities ratings of the Index and the Fund were AA and AA+, respectively, and the weighted average portfolio maturities of the Index and the Fund were
9.5 years and 8.5 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

        <This appears as a graph in the prospectus.>
        FUND       ML Muni       CPI
       A Shares    7-12 Yrs.
       --------    ---------   ---------
 1/94  $ 9,648     $10,000     $10,000
 2/94    9,568       9,726      10,030
 3/94    9,350       9,466      10,060
 6/94    9,481       9,524      10,121
 9/94    9,557       9,617      10,202
12/94    9,492       9,555      10,243
 3/95    9,936      10,049      10,325
 6/95   10,148      10,420      10,418
 9/95   10,342      10,607      10,460
12/95   10,595      10,982      10,523
 3/96   10,607      10,987      10,628
 6/96   10,716      11,024      10,703
 9/96   10,897      11,252      10,789
12/96   11,090      11,536      10,886
 3/97   11,153      11,510      10,940
 6/97   11,387      11,892      10,973
 9/97   11,665      12,255      11,039
12/97   11,897      12,572      11,083
 3/98   12,011      12,719      11,095
 6/98   12,168      12,901      11,161
 9/98   12,437      13,366      11,206

Average Annual Total Returns (at max. offering price)
A Shares One Year (12 mos. ended 9/30/98):  2.89%
From Inception (2/01/94):  4.79%

INTERMEDIATE NEW YORK FUND

Index Comparison

Compares performance of Intermediate New York Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, September 4, 1997 to June 30, 1998. On June 30, 1998, the weighted average securities ratings of the Index and the Fund were AA and AA-, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 10 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

        <This appears as a graph in the prospectus.>
        FUND       ML Muni       CPI
       A Shares    7-12 Yrs.
       --------    ---------   ---------
9/4/97  10,000      10,000      10,000
 9/97   11,153      11,510      10,940
10/97   11,387      11,892      10,973
11/97   11,665      12,255      11,039
12/97   11,897      12,572      11,083
 . . .
 3/98   12,011      12,719      11,095
 6/98   12,168      12,901      11,161

Average Annual Total Returns (at max. offering price)
From Inception (9/04/97):  1.03%

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

Municipal Obligations

Municipal obligations are obligations bearing interest exempt from federal income taxes, which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations include notes (including tax-exempt commercial paper), bonds, municipal leases and participation interests in these obligations. Interest on Municipal Obligations may be subject to the alternative minimum tax or state income taxes.

The yields on municipal obligations are dependent on a variety of factors, including the condition of the general money market and the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The market value of outstanding municipal obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Variations in market value of municipal obligations held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value of that Fund's shares. Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of a Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. If interest rates have declined, reinvestment of the proceeds from the prepayment of municipal obligations may result in a lower yield to a Fund. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations.

Obligations of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially and adversely affected.

Variable Rate Securities; Inverse Floaters; And Demand Instruments

The Funds may purchase variable rate municipal obligations. These variable rate securities bear rates of interest that are adjusted periodically according to formulas intended to reflect market rates of interest, and these may include "inverse floaters," whose rates vary inversely with changes in market rates of interest. The values of inverse floaters will tend to be more volatile than fixed rate municipal securities having similar credit quality, redemption provisions, and maturity. Each Fund also may purchase variable rate demand instruments and also may purchase fixed rate municipal demand instruments either in the public market or privately from banks, insurance companies and other financial institutions. These instruments provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to the final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument.

Municipal Leases

Each Fund may invest in municipal leases. These obligations are used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose. If an issuer stopped making payment on a municipal lease held by a Fund, the lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying municipal lease.

Securities Ratings And Credit Quality

Each Fund's assets will normally consist of (1) municipal obligations (including municipal leases) or participation interests therein that are rated at the time of purchase within the four highest grades by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P"), (2) municipal obligations (including municipal leases) or participation interests therein that are not rated by a rating agency, but are issued by obligors that either have other comparable debt obligations that are rated within the four highest grades (Baa or BBB or better) by Moody's or S&P or Fitch or, in the case of obligors whose obligations are unrated, are deemed by TMC to be comparable with issuers having such debt ratings, and (3) cash. Securities rated in the described categories are described as "investment grade," and are regarded as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." According to S&P, for example, BBB bonds normally exhibit adequate protection parameters, although adverse economic conditions or other changes are more likely to lead to a weakened capacity compared to higher rated categories, and AAA bonds exhibit extremely strong capacity. Securities rated Baa are regarded by Moody's as having some speculative characteristics. Securities rated BBB by Fitch are considered to have adequate capacity, although adverse changes in economic conditions and circumstances are more likely to have an adverse impact than for higher rated categories. Please see the Statement of Additional Information for Thornburg Investment Trust - Intermediate Municipal Funds or the Statement of Additional Information for Thornburg Limited Term Municipal Fund, Inc. for detailed descriptions of these ratings.

Investments in municipal obligations may also include (i) variable rate demand instruments that are rated within the two highest grades of either rating agency or, if unrated, are deemed by TMC to be of high quality and minimal credit risk, (ii) tax-exempt commercial paper that is rated within the two highest grades of a rating agency, and (iii) municipal notes that are rated within the two highest grades of a rating agency or, if unrated, are deemed by TMC to be of comparable quality to such rated municipal notes. To the extent that unrated municipal obligations may be less liquid, there may be somewhat greater risk in purchasing unrated Municipal Obligations than in purchasing comparable, rated Municipal Obligations. If a Fund experienced unexpected net redemptions, it could be forced to sell such unrated municipal obligations at disadvantageous prices without regard to the obligations' investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

Credit ratings do not reflect the risk that market values of municipal obligations will fluctuate with changes in interest rates, and credit rating firms may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. Accordingly, in addition to using credit rating information, TMC subjects each issue under consideration for investment to its own credit analysis in an effort to assess the issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by the Funds, and TMC may determine to dispose of portfolio securities upon a change in ratings or adverse events or market conditions not reflected in ratings. TMC evaluates the credit quality of unrated municipal obligations purchased by each Fund under the general supervision of its Directors or Trustees, and determines the equivalency of unrated obligations to rated obligations.

When-Issued Transactions

Each Fund may purchase municipal obligations on a "when-issued" or delayed delivery basis, which means that the securities are not delivered until a future date that may be as many as 45 days after the Fund has agreed to the purchase. These transactions may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser before delivery of the securities, and at the time of delivery the market value may be less than cost. When a Fund agrees to purchase municipal obligations on a "when-issued" basis, it will maintain high grade liquid debt assets equal in value to the purchase price of the "when-issued" securities in a segregated account with its custodian bank.

YEAR 2000

The inability of some computer systems to recognize dates after December 31, 1999 could cause some disruptions in the securities industry.

Thornburg Fund's Transfer Agent and Custody Bank National Financial Data Services/DST (Transfer Agent) and State Street Bank (Custodian) have been preparing for year 2000 conversion since 1988. Beta testing has been done using 1999/2000 conversions all the way out to 2009/2010 conversions (including leap year calculations). Firewalls have been built to isolate non-complaint third party transmissions and testing has begun with all third party electronic communicators. Detailed Y2K information is available over the Internet at www.dstsystems.com. DST's stated goal is to be Y2K Ready by the end of 1998.

The Funds' internal systems take no electronic downloads other than from DST Systems. We do, however, purchase information and research delivered electronically. We also use analytical programs provided by such vendors, e.g. bond analytics. Failure of such externally supplied services would impact our efficiency, and that of our entire industry. It would not, however, preclude our ability to analyze securities or monitor and adjust portfolios.

In addition, although we don't expect it to be the case, issuers of securities owned by the Funds might have difficulties that would delay or disrupt their payments of interest or dividends to the Funds.

PORTFOLIO TURNOVER

Each Fund anticipates that is annual portfolio turnover rate will be less than 100%. TMC does not consider portfolio turnover rate a limiting factor in making investment decisions. High rates of turnover may result in increased transaction costs, and could result in increased capital gains distributions to shareholders.

BUYING FUND SHARES IN GENERAL

Each Fund offers Class A shares, and Limited Term National Fund, Limited California Fund and Intermediate National Fund offer Class C shares. Each of a Fund's shares represents an equal undivided interest in the Fund's assets, and each Fund has common investment objectives and a common investment portfolio. Each class may have varying annual expenses and sales charge structures, which may affect performance. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund you purchase.

Financial advisors and others who sell shares of the Fund receive different compensation for selling different classes of the Funds' shares. Shares of the Funds may be purchased through investment dealers, brokers or agents "financial advisors") who have agreements with the Funds' distributor, Thornburg Securities Corporation (TSC), or through TSC in those states where TSC is registered. Although shares of the National Funds generally are available in most states, shares of the single state Funds are or will be available only in their respective states and certain other states where those Funds are qualified for sale. All orders are subject to acceptance by the Funds, and the Funds and TSC reserve the right to refuse any order in whole or in part.

Each Fund also may issue one or more other classes of shares not offered through this Prospectus. Different classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds' distributor, TSC, at (800) 847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their sales representative or other person who is offering or making available shares of the Funds.

NET ASSET VALUE

When you purchase shares, the price is based on the net asset value (NAV) next determined after receipt of your order. The net asset value is the value of a share, and is computed for each class of a Fund by adding the value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.

BUYING CLASS A SHARES**

Class A shares are sold subject to a front-end sales charge. The sales charge is deducted from the offering price when you purchase shares, and the balance is invested at net asset value (NAV). The sales charge is not imposed on shares that are purchased with reinvested dividends or other distributions. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment to TMC of up to 1/4 of 1% of the class's net assets each year, to obtain various shareholder related services. Because this service fee is paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Because the fees for Class A shares of each Fund are lower than the fees for Class C shares of the same Fund, Class A shares of each Fund pay higher dividends than Class C shares of the same Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class C shares of each Fund for a given amount invested.

If you are in any of the special classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Right of Accumulation or Letter of Intent you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.

                                             Class A Shares
                                           Total Sales Charge
                                    As Percentage         As Percentage
                                  of Offering Price       of Net Asset Value
Limited Term Municipal Funds
----------------------------
Less than $250,000.00              1.50%                  1.52%
$250,000 to 499,999.99             1.25%                  1.27%
$500,000 to 999,999.99             1.00%                  1.01%
$1,000,000 and up                  0.00%                  0.00%*

Intermediate Municipal Funds
----------------------------
Less than $250,000.00              2.00%                  2.04%
$250,000 to 499,999.99             1.50%                  1.52%
$500,000 to 999,999.99             1.25%                  1.27%
$1,000,000 and up                  0.00%                  0.00%

    * No sales charge will be payable at the time of purchase on investments of $1 million of more made by a purchaser. A contingent deferred sales charge will be imposed on these investments in the event of a share redemption within one year following the share purchase at the rate of 1/2 of 1%. In determining whether such a sales charge is payable and the amount of any charge, it is assumed that shares not subject to the charge are the first redeemed followed by other shares held for the longest period of time. The applicability of these charges will be unaffected by transfers of registration. TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders of $1 million or more for a single purchaser.

      At certain times, for specific periods, TSC may reallow up to the full sales charge to all dealers who sell Fund shares. These "full reallowances" may be based upon the dealer reaching specified minimum sales goals. TSC will reallow the full sales charge only after notifying all dealers who sell Fund shares. During such periods, dealers may be considered underwriters under securities laws. TMC or TSC also may pay additional cash or non-cash compensation to dealer firms which have selling agreements with TSC. Those firms may pay additional compensation to financial advisors who sell Fund shares. Non-cash compensation may include travel and lodging in connection with seminars or other educational programs.

LETTERS OF INTENT. If you intend to invest, over the course of 13 or fewer months, an amount of money that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a "Letter of Intent"
(LOI). Each investment you make during the 13 months will be charged the reduced sales commission applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don't, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of your shares in the Fund to obtain the difference.

RIGHTS OF ACCUMULATION. Each time the value of your account plus the amount of any new investment passes one of the breakpoints illustrated in the table above, the amount of your new investment in excess of the breakpoint will be charged the reduced sales charge applicable to that range.

WAIVERS. You may purchase Class A shares of each Fund with no sales charge if you notify TSC or the Funds' transfer agent, NFDS, at the time you purchase shares that you belong to one of the categories below. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.

 A SHAREHOLDER WHO REDEEMED CLASS A SHARES OF A THORNBURG FUND. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of one of the Funds covered by this prospectus, up to the amount you previously redeemed.

 AN OFFICER, TRUSTEE, DIRECTOR, OR EMPLOYEE OF TMC (or any investment company managed by TMC), TSC, any affiliated Thornburg Company, the Funds' Custodian bank or Transfer Agent and members of their families including trusts established for the benefit of the foregoing.

 EMPLOYEES OF BROKERAGE FIRMS who are members in good standing with the National Association of Securities Dealers, Inc. (NASD); employees of financial planning firms who p lace orders for the Fund through a member in good standing with NASD; the families of both types of employees. Orders must be placed through an NASD member firm who has signed an agreement with TSC to sell Fund shares.

 CUSTOMERS of bank trust departments, companies with trust powers, investment dealers and investment advisors who charge fees for service, including investment dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

 INVESTORS PURCHASING $1 MILLION OR MORE. However, a contingent deferred sales charge of 1/2 of 1% applies to shares redeemed within one year of purchase.

 THOSE PERSONS WHO ARE DETERMINED BY THE DIRECTORS OR TRUSTEES OF THE FUND to have acquired their shares under special circumstances not involving any sales expenses to the Funds or Distributor.

 PURCHASES PLACED THROUGH A BROKER THAT MAINTAINS ONE OR MORE OMNIBUS ACCOUNTS WITH THE FUNDS provided that such purchases are made by: (i) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; and
 (iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

 PROCEEDS FROM A LOAD FUND REDEMPTION. You may purchase shares of any Fund at net asset value without a sales charge to the extent that the purchase represents proceeds from a redemption (within the previous 60 days) of shares of another mutual fund which has a sales charge. When making a direct purchase at net asset value under this provision, the Fund must receive one of the following with your direct purchase order: (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction. Standard back office procedures should be followed for wire order purchases made through broker dealers. Purchases with redemptions from money market funds are not eligible for this privilege. This provision may be terminated anytime by TSC or the Funds without notice.

BUYING CLASS C SHARES

Class C shares are sold at the NAV next determined after your order is received. Class C shares are subject to a 1% contingent deferred sales charge (CDSC) if the shares are redeemed within one year of purchase. The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. Class C shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder related services. Class C shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Purchases of $1,000,000 or more of Class C shares will not be accepted.

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class C shares.


OPENING AN ACCOUNT
___________________________________________________________________________
Buying Shares             To Open an Account       To Add to an Account
---------------------------------------------------------------------------
In                        Minimum                  Minimum
--                        -------                  -------
Regular Accounts          $5,000                   $  100

Through Your Financial    Consult with your        Consult with your
 Advisor                  financial advisor.       financial advisor

By Telephone              Exchange from another    Exchange from another
1-800-847-0200            Thornburg Fund account   Thornburg Fund account
                          with the same registra-  with the same registra-
                          tion, including name,    tion, including name,
                          address, and taxpayer    address, and taxpayer
                          ID number.               ID number.

By Mail                   Complete and sign the    Make your check payable
                          application. Make your   to the applicable
                          check payable to the     Thornburg Fund.  Indicate
                          applicable Thornburg     your Fund account number
                          Fund. Mail to the        on your check and mail to
                          address indicated on the the address printed on
                          application.             your account statement.

Automatic Investment      Use one of the above     Use Automated Clearing
Plan                      procedures to open your  House funds. Sign up for
                          account. Obtain an       this service when opening
                          Automatic Investment     your account, or call
                          Plan form to sign up     1-800-847-0200 to add
                          for this service.        to it.

Complete and sign an account application and give it, along with your check, to your financial advisor. You may also open your account by wire or mail as described above. If there is no application accompanying this prospectus, call 1-800-847-0200.

If you buy shares by check and then redeem those shares, the payment may be delayed for up to 15 business days to ensure that your previous investment has cleared.

STREET NAME OWNERSHIP OF SHARES

Some securities dealers offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms and shareholders of an individual Fund. Neither the Fund nor the Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elect s to hold Fund shares in street-name through a brokerage firm account rather than directly in the shareholder's own name. Further, neither the Fund nor the Transfer Agent will be responsible to the investor for any loss to the investor due to the brokerage firm's failure, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisor to learn about the different options available for owning mutual fund shares. You may receive share certificates or hold shares in your name with the Transfer Agent upon request.

SELLING FUND SHARES

You can withdraw money from your Fund account at any time by redeeming some or all of your shares (by selling them back to the Fund or by selling the shares through you r financial advisor). Your shares will be purchased by the Fund at the next share price (NAV) calculated after your order is received in proper form. The amount of the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated. Similarly, no CDSC is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC will be redeemed first. Share price is normally calculated at 4 p.m. Eastern time.

To sell shares in an account, you may use any of the methods described on the following page.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

 * You wish to redeem more than $10,000 worth of shares,
 * Your account registration has changed within the last 30 days,
 * The check is being mailed to a different address than the one on your account (record address),
 * The check is being made payable to someone other than the account owner, or
 * The redemption proceeds are being transferred to a Thornburg account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (STAMP). A notary public cannot provide a signature guarantee.

TELEPHONE REDEMPTION. If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares of any Fund by telephone simply by calling a Fund Customer Service Representative. Money can be wired directly to the bank account designated by you on the application or sent to you in a check. The Funds' Transfer Agent may charge a fee for a bank wire. This fee will be deducted from the amount wired.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling the Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to: NFDS
                                                  c/o Thornburg Funds
                                                  P.O. Box 419017
                                                  Kansas City, MO 64141-6017

Internet redemption. You may redeem shares of any Fund by contacting Thornburg at its Website, www.thornburg.com and following the instructions.

The Funds, TSC, TMC and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, providing written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction.


---------------------------------------------------------------------------
Redeeming Shares          Account Type           Special Requirements
----------------------------------------------------------------------------
Through Your Financial    All Account Types      Consult with your financial
Advisor                                          advisor.  Your financial
                                                 advisor may charge a fee.

By Mail                   Individual, Joint      The letter of instruction
                          Tenant, Sole Pro-      must be signed by all
                          prietorship, UGMA,     persons required to sign
                          UTMA                   for transactions, exactly as
 Send to: NFDS                                   their names appear on the
 c/o Thornburg Funds                             account, and must include:
 P.O. Box 419017                                  * Your name,
 Kansas City, MO                                  * The Fund's name,
 64141-6017                                       * Your Fund account
                                                    number,

                                                  * The dollar amount or
                                                    number of shares to be
                                                    redeemed,
                                                  * Any other applicable
                                                    requirements listed
                                                    above,
                                                  * Signature guarantee, if
                                                    required.

                          Trust In addition to the above requirements, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last
                                                 60 days.

                          Business or            In addition to the above
                          Organization           requirements, at least one
                                                 person authorized by
                                                 corporate resolution to act
                                                 on the account must sign
                                                 the letter which must be
                                                 signature guaranteed.
                                                 Include a corporate
                                                 resolution with corporate
                                                 seal.

                          Executor,              Call 1-800-847-0200 for
                          Administrator,         instructions.
                          Conservator, Guardian

By Telephone              All Account Types      You must sign up for the
1-800-847-0200            except Street-Name     telephone redemption
                          Accounts               feature before using it.
                                                  * Minimum Wire $1,000
                                                  * Minimum Check $50.00

By Systematic Withdrawal  All Account Types      You must sign up for this
 Plan                                            feature to use it.
                                                  * Minimum Account Balance
                                                    $10,000
                                                  * Minimum Check $50.00

Internet                  All Account Types      www.thornburg.com
____________________________________________________________________________


INVESTOR SERVICES

Thornburg Funds provides a variety of services to help you manage your account.

Information Services

Thornburg Funds' telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Thornburg Funds' Audio Response system is available 24 hours a day, 365 days a year. This computerized system gives you instant access to your account information and up-to-date figures on all of the Thornburg Funds.

Thornburg Website. Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at: www.thornburg.com

Statements and reports that Thornburg Funds send to you include the following:
 * Account statements after every transaction affecting your account
 * Monthly account statements
 * Financial reports (every six months)
 * Cost basis statement (at the end of any year in which you redeem shares)

TRANSACTION SERVICES

Exchange Privilege. You may exchange Class A shares of any other Thornburg Fund for Class A shares of one of the Thornburg Municipal Funds.

If you are exchanging from one of the Funds covered by this prospectus into another Thornburg Fund, you may (i) have to pay the difference between the front end sales charge you paid on the Fund out of which you are exchanging and the front end sales charge applicable to the Fund into which you are exchanging; or (ii) you may qualify for a reduced sales charge or no sales charge on that Fund. Please consult the exchange an d reinvestment privilege information in the Prospectus of the other Thornburg Fund.

Note that exchanges out of a Fund may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page 28.

Systematic withdrawal plans let you set up periodic redemptions from your account. Because of the sales charge on Class A shares of each Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares on a regular basis.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each Fund declares its net investment income daily and distributes it monthly. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions normally will be declared and payable in December.

Distribution Options
Each Fund earns interest from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, (which you can change at any time).

Dividends
1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the month-end.

Capital Gains
1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to re invest your capital gain distributions in shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest is accrued or paid on amounts represented by uncashed distribution checks.

Turnover and Capital Gains

The Funds do not intend to engage in short-term trading for profits. Nevertheless, when a Fund believes that a security will no longer contribute towards its reaching its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes

Each Fund intends to satisfy conditions that will enable it to designate distributions from the interest income generated by its investments in Municipal Obligations, which are exempt from the individual federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

The Funds' counsel, White, Koch, Kelly & McCarthy, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the Municipal Obligations or the basis for any opinions issued in connection therewith. In the case of certain Municipal Obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such Municipal Obligations could be determined to be taxable, in most cases retroactively from the date of issuance. Certain matters under the Code, including certain exceptions to the foregoing, are discussed more specifically below.

Distributions by each Fund of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the United States government, its agencies and instrumentalities) and net short-term capital gains realized by each Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Any net long-term capital gains realized by a Fund, whether or not distributed, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year each Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes"). Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal, state and local taxation of each Fund and the income tax consequences to its shareholders.

The Code treats interest on certain Municipal Obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are presently uncertain. Some portion of Exempt Interest Dividends may, as a result of these purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of this treatment.

State Taxes

Distributions of interest income from Municipal Obligations will not necessarily be exempt from taxes under the income or other tax laws of any state or local taxing authority. Distributions to individuals attributable to interest on Municipal Obligations originating in California, New Mexico and New York will not be subject to personal income taxes imposed by the state of the same name as the Fund. For example, an individual resident in New Mexico, who owns shares in the Intermediate New Mexico Fund, will not be required by New Mexico to pay income taxes on interest dividends attributable to obligations originating in that state. Individual shareholders of the Intermediate New York Fund, who are residents of New York City, will not be required to pay New York State income taxes on interest dividends attributable to obligations originating in New York State. Capital gain distributions are taxable by these states, irrespective of the origins of the obligations from which the gains arise.

Florida does not currently impose an income tax on individuals. Florida imposes a personal property or "intangibles" tax which is generally applicable to securities owned by individual residents in Florida, but the intangibles tax will not apply to Florida Fund shares if the Funds' assets as of the close of the preceding taxable year consist only of obligations of Florida and its political subdivisions and obligations of the United States, Puerto Rico, Guam or the United States Virgin Islands.

With respect to distributions of interest income from the Limited Term National Fund and the Intermediate National Fund, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of these Funds are advised to consult their own tax advisers in that regard. The Limited Term National Fund and the Intermediate National Fund will advise shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any Municipal Obligations in order to assist shareholders in the preparation of their state and local tax returns. Prospective investors are urged to confer with their own tax advisers for more detailed information concerning state tax consequences. In particular, corporations should note that the preceding outline of state taxes pertains principally to individuals, and tax treatment of corporations may be different.

TRANSACTION DETAILS

The Funds are open for business each day the New York Stock Exchange (NYSE) is open. Each class of shares of the Fund normally calculates its NAV (and offering price for Class A shares) as of the close of business of the NYSE, normally 4 p.m. Eastern time. Each Fund's assets are valued on the basis of valuations obtained from independent pricing services.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

You may initiate many transactions by telephone. Note that a Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. The Fund will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you want the ability to redeem and exchange by telephone, fill in the appropriate section of the application. If you have an existing account to which you wish to add this feature, call the Fund for a telephone redemption application. If you are unable to reach the Fund by phone (for example, during periods of unusual market activity), consider placing your order by mail or by using your financial advisor.

The Funds reserve the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions " on page 28. Purchase orders may be refused if, in TMC's opinion, they would disrupt management of a Fund.

When you place an order to buy shares, your order will be processed at the next share price calculated after your order is received. If you open or add to your account yourself rather than through your financial advisor please note the following:

 * All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
 * The Funds do not accept cash.
 * If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of a Fund or sell them through your financial advisor, you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions that have entered sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Each Fund may authorize certain securities brokers to accept on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is accepted by the authorized broker or its designee.

The minimum account size is $1,000. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than $1,000. The Fund will notify the shareholder before performing the redemption.

When you place an order to sell shares, your shares will be sold at the next NAV calculated after your request is received in proper form. (Except that a CDSC will be deducted from Class C shares within one year of purchase and a CDSC of 1/2 of 1% will be deducted from redemptions of Class A shares within one year of purchase where no sales charge was imposed on the purchase because it exceeded $1,000,000). Note the following:

 * Consult your financial advisor for procedures governing redemption through his or her firm.
 * If you redeem by mail the proceeds will normally be mailed to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to 7 days to pay you.
 * Telephone redemptions over the wire generally will be credited to your bank account on the business day after your phone call.
 * Each Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.
 * Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
 * No interest or earnings will accrue or be paid on amounts represented by uncashed distribution or redemption checks.
 * To the extent consistent with state and federal law, a Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

EXCHANGE RESTRICTIONS

As a shareholder you have the privilege of exchanging Class A shares of the Funds for Class A shares of other Thornburg Funds. However, you should note the following:

 * The Fund you are exchanging into must be registered for sale in your state.
 * You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
 * Before exchanging into a Fund, read its prospectus.
 * If you exchange Class A shares into a Fund with a higher sales charge, you may have to pay the percentage-point difference between that Fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2.5% on your shares and you exchange them into a Fund with a 4.5% sales charge, you would pay an additional 2% sales charge.
 * Exchanges may have tax consequences for you.
 * Because excessive trading can hurt performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund in any calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
 * Each Fund reserves the right to refuse exchange purchases by any person or group if, in TMC's judgement, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
 * Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund.

Although a Fund will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Funds reserve the right to terminate or modify the exchange privilege in the future.

ORGANIZATION OF THE FUNDS

Each of the Limited Term Municipal Funds are diversified series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation organized as a diversified, open-end management investment company. The Limited Term Municipal Funds are managed by their investment adviser, Thornburg Management Company, Inc., under the supervision of the Board of Directors of Thornburg Limited Term Municipal Fund, Inc. (the "Company" ). The Company currently offers two series of stock, referred to in this Prospectus as Limited Term National Fund and Limited Term California Fund, each in multiple classes, and the Board of Directors is authorized to divide authorized but unissued shares into additional series and classes.

Each of the Intermediate Municipal Funds are series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration" ). Each of the single-state Intermediate Funds is a non-diversified series of the Trust, and the Intermediate Municipal Funds are managed by their investment adviser, Thornburg Management Company, Inc. under the supervision of the Trust's Trustees. The Trust currently has 13 authorized Funds, four of which are described in this Prospectus. The Trustees are authorized to divide the Trust's shares into additional series and classes.

No Fund is liable for the liabilities of any other Fund. However, because the Company and the Trust share this Prospectus with respect to the Funds, there is a possibility that one of these companies could be liable for any misstatements, inaccuracies or incomplete disclosure in the Prospectus respecting Funds offered by the other company. The Company and the Trust do not concede, and specifically disclaim, any such liability.

INVESTMENT ADVISER AND MANAGEMENT FEES

The Funds are managed by Thornburg Management Company, Inc. (TMC). TMC performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that TMC will select investments for the Fund, monitor those investments and the markets generally, and perform related services. TMC also performs administrative services specific to each class of shares of each Fund under an Administrative Services Agreement which requires that TMC will supervise, administer and perform certain administrative services necessary for the maintenance of each class' shareholders. TMC's services to the Limited Term Municipal Funds are supervised by the Directors of Thornburg Limited Term Municipal Fund, Inc., and TMC's services to the Intermediate Municipal Funds are supervised by the Trustees of Thornburg Investment Trust.

For each of the Funds, TMC receives a management fee and an administrative services fee, computed according to the following scales and paid monthly as a percentage of each Fund's average daily net assets.


                              Limited Term             Intermediate Term     All Funds
                              Municipal Funds          Municipal Funds       Annual
Net Assets                    Annual Investment        Annual Investment     Administrative
                              Management Fee           Management Fee        Fee
----------                    -----------------        -----------------     --------------
0 to $500 million              .50%                     .50%                  .125%
$500 million to $1 billion     .40%                     .45%                  .125%
$1 billion to $1.5 billion     .30%                     .40%                  .125%
$1.5 billion to $2 billion     .25%                     .35%                  .125%
Over $2 billion                .225%                    .275%                 .125%


For the most recent fiscal year of Limited Term National Fund, Limited Term California Fund and Intermediate New York Fund, ended June 30, 1998, the investment management fee percentage was .45%, .50% and .50%, respectively. For the most recent fiscal year of Intermediate National fund, Intermediate New Mexico Fund and Intermediate Florida Fund, ended September 30, 1998, the investment management fee percentage was .50% for each Fund.

TMC was established in 1982. Today, the Thornburg Funds include Thornburg Value Fund, Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund in addition to the Funds covered by this Prospectus. The Thornburg Funds total over $2.2 billion in assets. Thornburg Management Company Inc. is known as a provider of conservative investment products. For more than a decade the Thornburg Funds have been committed to preserving and increasing the real wealth of their shareholders. The key to growing real wealth is increasing buying power after taxes, inflation, and investment related expenses.

Brian J. McMahon and George Strickland, both of whom are managing directors of TMC, are the portfolio managers for each of the Fund portfolios. Mr. McMahon has managed municipal bond portfolios for TMC since 1984 and Mr. Strickland has performed municipal bond credit analysis and management since joining TMC in 1991. Mr. McMahon and Mr. Strickland are assisted by other employees of TMC in managing the Funds.

TMC may, from time to time, agree to waive its fees or to reimburse any Fund for expenses above a specified percentage of average daily net assets. TMC retains the ability to be repaid by the Fund receiving these reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers and expense reimbursements will increase a Fund's yield, and repayment of waivers or reimbursements will lower the Fund's yield.

In addition to TMC's fees, each Fund will pay all other costs and expenses of its operations. Funds will not bear any costs of sales or promotion incurred in connection with the distribution of their shares, except as provided for under the service and distribution plans applicable to each Fund class, as described above under "Your Account - Buying Fund Shares."

Thornburg Securities Corporation (TSC) distributes and markets the Thornburg Funds.

H. Garrett Thornburg, Jr. a Trustee and President of the Trust and a Director and Chairman of the Company, is the controlling stockholder of both TMC and TSC.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for all period except the six month periods ended December 31, 1998 for Limited Term National Fund, Limited Term California Fund and Intermediate New York Fund has been audited by McGladrey & Pullen, LLP, independent auditors, whose report, along with each Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


------------------------------------
THORNBURG LIMITED TERM NATIONAL FUND
------------------------------------
                          ---------------------------------------------------------------------------------------------------------
                                                 CLASS A                                             CLASS C
                          ---------------------------------------------------     -------------------------------------------------
                                                                                                                        Period
                          Six                                                     Six                                     from
                          Months                                                  Month                               9/1/94 <F(a)>
                          Ended    Year Ended June 30:                            Ended      Year Ended June 30:           to
                          12/31/98  1998     1997     1996     1995      1994     12/31/98   1998     1997     1996      6/30/95
                          --------  ------   ------   ------   ------    ------   --------   -----   ------   ------   ------------
Net Asset Value,
Beginning of Period       $13.50   $13.44   $13.35   $13.37   $13.27    $13.59    $13.53     $13.46  $13.37   $13.40   $13.29

Income from Investment
  Operations:
Net Investment Income     0.30      .61      .62      .63      .64       .63       0.27       .55      .57      .57      .46
Net Gains (or Losses) on
  Securities              0.09      .06      .09     (.02)     .10      (.32)      0.08       .07      .09     (.03)     .11
   (Realized and
    Unrealized)           -------   ------   ------   ------   ------    ------    --------   ------   ------   ------   ------
Total from Investment
  Operations              0.39      .67      .71      .61      .74       .31       (0.35)     .62      .66      .54      .57

Less Distributions:
Dividends
  (from Net Investment
   Income)                (0.39)    (.61)    (.62)    (.63)    (.64)     (.63)     (0.27)     (.55)   (.57)    (.57)    (.46)
Distributions
  (from Capital Gains)       -        -        -        -         -        -          -         -       -        -        -
Total Distributions       (0.39)    (.61)    (.62)    (.63)    (.64)     (.63)     (0.27)     (.55)   (.57)    (.57)    (.46)

Net Asset Value,
  End of Period           $13.59  $13.50   $13.44   $13.35   $13.37    $13.27      $13.61     $13.53  $13.46   $13.37   $13.40

Total Return <FN(b)>        4.80%   5.05%    5.46%    4.60%    5.76%     2.25%       4.36%      4.70%   5.02%    4.05%    4.25%


Ratios/Supplemental Data:
Net Assets, End of Period
  (000's omitted)        $821,913  836,947  837,621  917,831  931,987 1,030,293     25,011   $22,729  19,475   15,948    6,469
Ratio of Expenses to

------------------------------------
THORNBURG LIMITED TERM NATIONAL FUND
------------------------------------
                          ---------------------------------------------------------------------------------------------------------
                                                 CLASS A                                             CLASS C
                          ---------------------------------------------------     -------------------------------------------------
                                                                                                                        Period
                          Six                                                     Six                                     from
                          Months                                                  Month                               9/1/94 <F(a)>
                          Ended    Year Ended June 30:                            Ended      Year Ended June 30:           to
                          12/31/98  1998     1997     1996     1995      1994     12/31/98   1998     1997     1996      6/30/95
                          --------  ------   ------   ------   ------    ------   --------   -----   ------   ------   ------------

  Average Net Assets    (0.96)(c)  (0.97)%   (0.96)  (0.97)%  (0.97)%   (0.95)%  (1.38)%(c)  (1.38)% (1.38)%  (1.41)% (1.60)%<F(c)>
   (After Expense
    Reimbursements)
Ratio of Net Income
  to Average Net Assets   4.31(c)   4.50%    4.65%    4.66%    4.86%     4.60%     3.89%(c)    4.08%   4.24%    4.22%  4.22% <F(c)>
   (After Expense
    Reimbursements)
Ratio of Expenses to
  Average Net Assets    (0.96)(c) (0.97)%  (0.96)%  (0.97)%  (0.97)%   (0.95)%   (1.78)%(c)  (1.45)% (1.86)%  (1.63)%  (1.84)%<F(c)>
   (Before Expense
    Reimbursements)

Portfolio Turnover Rate   10.20%    24.95%   23.39%   20.60%   23.02%    15.63%   10.20%      24.95%  23.39%   20.60%   23.02%


------------------------------------
THORNBURG LIMITED TERM NATIONAL FUND
------------------------------------
                          ---------------------------------------------------------------------------------------------------------
                                                 CLASS A                                             CLASS C
                          ---------------------------------------------------     -------------------------------------------------
                                                                                                                        Period
                          Six                                                     Six                                     from
                          Months                                                  Month                               9/1/94 <F(a)>
                          Ended    Year Ended June 30:                            Ended      Year Ended June 30:           to
                          12/31/98  1998     1997     1996     1995      1994     12/31/98   1998     1997     1996      6/30/95
                          --------  ------   ------   ------   ------    ------   --------   -----   ------   ------   ------------
Net Asset Value,
Beginning of Period       $12.90   $12.75   $12.64   $12.61   $12.57    $12.85    $12.91     $12.76  $12.65   $12.62   $12.55

Income from Investment
  Operations:
Net Investment Income      .27      .55      .57      .58      .58       .58       .24       .50     .52      .53      .42
Net Gains (or Losses) on
  Securities               .10      .15      .11      .03      .04      (.28)      .10       .15     .11      .03      .07
   (Realized and
    Unrealized)           -------   ------   ------   ------   ------    ------    -------   ------   ------  ------   ------
Total from Investment
  Operations               .37      .70      .68      .61      .62       .30        .34      .65     .63      .56      .49

Less Distributions:
Dividends
  (from Net Investment
   Income)                (.27)     (.55)    (.57)    (.58)    (.58)     (.58)     (.24)    (.50)   (.52)    (.53)    (.42)
Distributions
  (from Capital Gains)       -        -        -        -         -        -         -        -       -        -        -
Total Distributions       (.27)     (.55)    (.57)    (.58)    (.58)     (.58)     (.24)    (.50)   (.52)    (.53)    (.42)

Net Asset Value,
  End of Period           $13.00  $12.90   $12.75   $12.64   $12.61    $12.57      $13.01   $12.91  $12.76   $12.65   $12.62

Total Return <FN(b)>        4.97%   5.57%    5.47%    4.49%    5.12%     2.37%       4.46%    5.14%   5.06%    4.46%    3.98%


Ratios/Supplemental Data:
Net Assets, End of Period
  (000's omitted)        $116,395  122,231   94,253   94,379   98,841   111,723     8,156    7,843   5,882    2,444      790
Ratio of Expenses to
  Average Net Assets    (0.99)(c)  (1.00)%   (1.00)% (1.00)%  (1.00)%   (1.00)%   (1.40)%(c) (1.40)% (1.40)%  (1.43)% (1.63)%<F(c)>

------------------------------------
THORNBURG LIMITED TERM NATIONAL FUND
------------------------------------
                          ---------------------------------------------------------------------------------------------------------
                                                 CLASS A                                             CLASS C
                          ---------------------------------------------------     -------------------------------------------------
                                                                                                                        Period
                          Six                                                     Six                                     from
                          Months                                                  Month                               9/1/94 <F(a)>
                          Ended    Year Ended June 30:                            Ended      Year Ended June 30:           to
                          12/31/98  1998     1997     1996     1995      1994     12/31/98   1998     1997     1996      6/30/95
                          --------  ------   ------   ------   ------    ------   --------   -----   ------   ------   ------------
   (After Expense
    Reimbursements)
Ratio of Net Income
  to Average Net Assets   4.08(c)   4.25%    4.47%    4.59%    4.69%     4.51%    3.67%(c)   3.85%   4.06%    4.16%    4.07% <F(c)>
   (After Expense
    Reimbursements)
Ratio of Expenses to
  Average Net Assets    (1.02)(c) (1.04)%  (1.03)%  (1.05)%  (1.04)%   (1.03)%   (1.92%)(c)  (1.60)% (2.15)% (2.92)%  (3.21)%<F(c)>
   (Before Expense
    Reimbursements)

Portfolio Turnover Rate    9.52%    21.21%   20.44%   22.68%   18.54%    15.26%    9.52%      22.21%  20.44%  22.68%   18.54%




------------------------------------
THORNBURG INTERMEDIATE NATIONAL FUND
------------------------------------
                                            ---------------------------------------------------------------------------------------
                                                            CLASS A                                        CLASS C
                                            ------------------------------------------   ------------------------------------------
                                                                                                                            Period
                                                                                                                             from
                                                                                                                            9/1/94
                                                                                                                            <F(a)>
                                            Year Ended September 30:                       Year Ended September 30:           to
                                             1998     1997     1996     1995     1994     1998     1997     1996     1995  9/30/94
                                            ------   ------   ------   ------   ------   ------   ------   ------   ------ -------
Net Asset Value, Beginning of Period        $13.46   $13.23   $13.18   $12.73   $13.47   $13.48   $13.24   $13.20   $12.73  $12.91

Income from Investment Operations:
Net Investment Income                          .63      .66      .68      .68      .67      .58      .61      .63      .60     .05
Net Gains (or Losses) on Securities            .30      .23      .05      .45     (.72)     .29      .24      .04      .47    (.18)
   (Realized and Unrealized)                ------   ------   ------   ------   ------   ------   ------   ------   ------  ------
Total from Investment Operations               .93      .89      .73     1.13     (.05)     .87      .85      .67     1.07    (.13)

Less Distributions:
Dividends (from Net Investment Income)        (.63)    (.66)    (.68)    (.68)    (.67)    (.58)    (.61)    (.63)    (.60)   (.05)
Distributions (from Capital Gains)             -        -        -        -       (.02)     -        -        -        -       -
                                            ------   ------   ------   ------   ------   ------   ------   ------   ------  ------
Total Distributions                           (.63)    (.66)    (.68)    (.68)    (.69)    (.58)    (.61)    (.63)    (.60)   (.05)

Net Asset Value, End of Period              $13.76   $13.46   $13.23   $13.18   $12.73   $13.77   $13.48   $13.24   $13.20  $12.73

Total Return <FN(b)>                          7.08%    6.90%    5.64%    9.16%   (0.38)%   6.57     6.55%    5.14%    8.60%  (0.97)%


Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)  $368,108  309,293  246,128  227,881  207,718  $20,852   11,292    7,586    4,001     139
Ratio of Expenses to Average Net Assets      (1.00)%  (1.00)%  (1.00)%  (1.00)%   (.95)%  (1.40)%  (1.40)%  (1.40)%  (1.66)% (1.76)%
   (After Expense Reimbursements)                                                                                             <F(c)>
Ratio of Net Income to Average Net Assets     4.65%    4.96%    5.12%    5.31%    5.23%    4.23%    4.55%    4.73%    4.62%   4.51%
   (After Expense Reimbursements)                                                                                             <F(c)>
Ratio of Expenses to Average Net Assets      (1.04)%  (1.05)%  (1.09)%  (1.08)%  (1.05)%  (1.53)%  (1.99)%  (1.97)%  (2.35)% (1.76)%
   (Before Expense Reimbursements)                                                                                            <F(c)>

Portfolio Turnover Rate                      16.28%   15.36%   12.64%   32.20%   27.37%   16.28%   15.36%   12.64%   32.20%  27.37%


--------------------------------------
THORNBURG INTERMEDIATE NEW MEXICO FUND
--------------------------------------
                                            ------------------------------------------
                                                            CLASS A
                                            ------------------------------------------
                                            Year Ended September 30:
                                             1998     1997     1996     1995     1994
                                            ------   ------   ------   ------   ------
Net Asset Value, Beginning of Period        $13.28   $13.09   $13.12   $12.72   $13.36

Income from Investment Operations:
Net Investment Income                          .62      .64      .63      .60      .60
Net Gains (or Losses) on Securities            .17      .19     (.03)     .40     (.63)
   (Realized and Unrealized)                ------   ------   ------   ------   ------
Total from Investment Operations               .79      .83      .60     1.00     (.03)

Less Distributions:
Dividends (from Net Investment Income)        (.62)    (.64)    (.63)    (.60)    (.60)
Distributions (from Capital Gains)             -        -        -        -        -
                                            ------   ------   ------   ------   ------
Total Distributions                           (.62)    (.64)    (.63)    (.60)    (.60)

Net Asset Value, End of Period              $13.45   $13.28   $13.09   $13.12   $12.72

Total Return <FN(b)>                          6.08%    6.51%    4.68%    8.10%   (0.26)%


Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)  $153,118  145,850  131,307  136,742  143,910
Ratio of Expenses to Average Net Assets      (1.00)%  (1.00)%  (1.00)%  (1.00)%   (.90)%
   (After Expense Reimbursements)
Ratio of Net Income to Average Net Assets     4.64%    4.88%    4.81%    4.71%    4.85%
   (After Expense Reimbursements)
Ratio of Expenses to Average Net Assets      (1.02)%  (1.05)%  (1.07)%  (1.06)%  (1.04)%
   (Before Expense Reimbursements)

Portfolio Turnover Rate                      13.74%   10.06%   10.88%   17.06%    6.87%





-----------------------------------
THORNBURG INTERMEDIATE FLORIDA FUND
-----------------------------------
                                            ------------------------------------------
                                                            CLASS A
                                            ------------------------------------------
                                                                                Period
                                                                                 from
                                                                                2/01/94
                                                                                 <F(a)>
                                            Year Ended September 30:              to
                                             1998     1997     1996     1995    9/30/94
                                            ------   ------   ------   ------   -------
Net Asset Value, Beginning of Period        $12.14   $11.88   $11.83   $11.54   $12.06

Income from Investment Operations:
Net Investment Income                          .56      .56      .57      .63      .40
Net Gains (or Losses) on Securities            .23      .26      .05      .29     (.52)
   (Realized and Unrealized)                ------   ------   ------   ------   ------
Total from Investment Operations               .79      .82      .62      .92     (.12)

Less Distributions:
Dividends (from Net Investment Income)        (.56)    (.56)    (.57)    (.63)    (.40)
Distributions (from Capital Gains)             -        -        -        -        -
                                            ------   ------   ------   ------   ------
Total Distributions                           (.56)    (.56)    (.57)    (.63)    (.40)

Net Asset Value, End of Period              $12.37   $12.14   $11.88   $11.83   $11.54

Total Return <FN(b)>                          6.62%    7.04%    5.37%    8.22%   (0.95)%


Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)   $28,091   24,663   19,501   14,822    8,076
Ratio of Expenses to Average Net Assets       (.98)%   (.83)%   (.61)%   (.38)%   (.25)%
   (After Expense Reimbursements)                                                 <F(c)>
Ratio of Net Income to Average Net Assets     4.54%    4.65%    4.80%    5.41%    5.09%
   (After Expense Reimbursements)                                                 <F(c)>
Ratio of Expenses to Average Net Assets      (1.11)%  (1.13)%  (1.34)%  (1.44)%  (1.95)%
   (Before Expense Reimbursements)                                                <F(c)>

Portfolio Turnover Rate                      70.91%   51.48%   77.12%   89.60%   19.94%

------------------------------------
THORNBURG INTERMEDIATE NEW YORK FUND
------------------------------------
                                                    --------
                                                    CLASS A
                                                    --------
                                                    Period
                                                     from
                                        Six         9/04/97
                                        Months      <F(a)>
                                        Ended         to
                                        12/31/98    6/30/98
                                        --------    -------
Net Asset Value, Beginning of Period     $12.71      $12.50

Income from Investment Operations:
Net Investment Income                       .32         .52
Net Gains (or Losses) on Securities         .09         .21
   (Realized and Unrealized)             -------     ------
Total from Investment Operations            .41         .73

Less Distributions:
Dividends (from Net Investment Income)     (.32)      (.52)
Distributions (from Capital Gains)         (.02)        -
                                           ------    ------
Total Distributions                        (.34)      (.52)

Net Asset Value, End of Period            $12.78     $12.71

Total Return <FN(b)>                        5.88%      5.92%

Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted) $25,392    $25,472
Ratio of Expenses to Average Net Assets   (0.75)%(c) (.78)%<F(c)>
   (After Expense Reimbursements)
Ratio of Net Income to Average Net Assets  4.96%(c)  4.90%<F(c)>
   (After Expense Reimbursements)
Ratio of Expenses to Average Net Assets   (1.20)%(c) (1.19)%<F(c)>
   (Before Expense Reimbursements)

Portfolio Turnover Rate                    3.04%      42.27%

[FN]
<F(a)> Commencement of operations.
<F(b)> Sales charges are not reflected in computing total return, which is not annualized for periods less than one year.
<F(c)> Annualized.


ADDITIONAL INFORMATION

Reports to Shareholders
Shareholders will receive annual reports of their Fund containing financial statements audited by the Funds' independent auditors, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

Custodian and Transfer Agent
The custodian of each Fund's assets is State Street Bank & Trust Co. National Financial Data Services is the transfer agent for the Funds and performs bookkeeping, data processing and administrative services incident to the maintenance of shareholder accounts.

General Counsel
Legal matters in connection with the issuance of shares of the Funds are passed upon by White, Koch, Kelly & McCarthy, Professional Association, Post Office Box 787, Santa Fe, New Mexico 87504-0787.

                            INVESTMENT ADVISER
                    Thornburg Management Company, Inc.
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501

                               DISTRIBUTOR
                     Thornburg Securities Corporation
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501

                                 AUDITOR
                         McGladrey & Pullen, LLP
                             555 Fifth Avenue
                         New York, New York 10017

                                CUSTODIAN
                      State Street Bank & Trust Co.
                          Boston, Massachusetts

                              TRANSFER AGENT
                      State Street Bank & Trust Co.
                         c/o NFDS Servicing Agent
                          Post Office Box 419017
                     Kansas City, Missouri 64141-6017

<OUTSIDE BACK COVER>
 The current Statement of Additional Information (SAI) for each of the Funds includes additional information about the Funds, and additional information about each Fund's investments is available in the Fund's annual and semiannual reports to shareholders.

Shareholder inquiries and requests for copies of the Funds' SAI, annual and semiannual reports, and other Fund information may be made to Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. SAIs and annual and semiannual reports are furnished at no charge.

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-6009.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

                                  <logo>
                              Thornburg Funds
                         Investing With Integrity
               Thornburg Securities Corporation, Distributor
            119 East Marcy Street, Santa Fe, New Mexico  87501
                              (800) 847-0200
            www.thornburg.com   email: postmaster@thornburg.com

Securities and Exchange Commission Investment Company Act of 1940 file numbers:
     Thornburg Investment Trust:  811-05201
     Thornburg Limited Term Municipal Fund, Inc.:  811-4302

                                       PART B

                THORNBURG LIMITED TERM MUNICIPAL FUND, INC.

                    STATEMENT OF ADDITIONAL INFORMATION

     Thornburg Limited Term Municipal Fund National Portfolio ("Limited Term National Fund") and Thornburg Limited Term Municipal Fund California Portfolio ("Limited Term California Fund")are separate investment portfolios or "Funds" established by Thornburg Limited Term Municipal Fund, Inc. (the "Company"). This Statement of Additional Information relates to the investments made by the funds, the Fund's management, and other issues of interest to a prospective purchaser of shares in the Funds.

     This Statement of Additional Information of Thornburg Limited Term Municipal Fund, Inc. (the "Company") is not a prospectus but should be read in conjunction with the Company's Prospectus dated June 1, 1999, (the "Prospectus"). A copy of the Prospectus, and copies of the Funds' most recent Annual and Semiannual Reports to Shareholders, may be obtained, without charge, by writing to Thornburg Securities Corporation (the "Distributor"), 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501. Prior to June 28, 1985, the Company's name was "Tax-Free Municipal Lease Fund, Inc.;" and the Company operated under the name "Limited Term Municipal Fund, Inc." from June 28, 1985 to November 1, 1992.

     The date of this Statement of Additional Information is June 1, 1999.

                             TABLE OF CONTENTS

TABLE OF CONTENTS . . . . . . . . . . . . . . . . . . . .  i

ORGANIZATION OF THE FUNDS . . . . . . . . . . . . . . . . __

INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . . . __
     Ratings  . . . . . . . . . . . . . . . . . . . . . . __
     Temporary Investments. . . . . . . . . . . . . . . . __
     Repurchase Agreements. . . . . . . . . . . . . . . . __
     U.S. Government Obligations. . . . . . . . . . . . . __

INVESTMENT LIMITATIONS  . . . . . . . . . . . . . . . . . __

PERFORMANCE COMPUTATION . . . . . . . . . . . . . . . . . __
     Performance Computations - In General. . . . . . . . __
     Representative Performance Figures -
          Limited Term National Fund (Classes A and C). . __ Representative Performance Figures -
          Limited Term California Fund
               (Classes A and C). . . . . . . . . . . . . __

DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . __
     Distributions. . . . . . . . . . . . . . . . . . . . __
     Tax Matters  . . . . . . . . . . . . . . . . . . . . __
     State and Local Tax Aspects. . . . . . . . . . . . . __
     Special Risks Affecting the California Portfolio . . __
     Accounts of Shareholders . . . . . . . . . . . . . . __

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES
 AGREEMENTS . . . . . . . . . . . . . . . . . . . . . . . __
     Investment Management Services . . . . . . . . . . . __
     Administrative Services Agreement. . . . . . . . . . __

SERVICE AND DISTRIBUTION PLANS. . . . . . . . . . . . . . __
     Service Plan - All Classes . . . . . . . . . . . . . __
     Class C Distribution Plan. . . . . . . . . . . . . . __
     General Matters Relating to Service and
         Distribution Plans . . . . . . . . . . . . . . . __

PORTFOLIO TRANSACTIONS. . . . . . . . . . . . . . . . . . __

MANAGEMENT  . . . . . . . . . . . . . . . . . . . . . . . __

PRINCIPAL HOLDERS OF SECURITIES . . . . . . . . . . . . . __

HOW TO PURCHASE FUND SHARES . . . . . . . . . . . . . . . __

NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . __

REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . __

DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . __

INDEPENDENT AUDITORS. . . . . . . . . . . . . . . . . . . __

FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . __
                                     ii

                       ORGANIZATION OF THE FUNDS

     The Company currently offers two separate investment portfolios or
Funds: Thornburg Limited Term Municipal Fund National Portfolio ("Limited Term National Fund") and Thornburg Limited Term Municipal Fund California Portfolio ("Limited Term California Fund"). Each Fund currently offers two classes of shares, Class A shares and Class C shares.

     Each of the Funds is a diversified series of Thornburg Limited Term Municipal Fund, Inc. (the "Company"), a Maryland corporation organized as a diversified, open-end management company. The Company was originally organized in 1984. Limited Term National Fund and Limited Term California Fund were created on the same date. Limited Term National Fund commenced investment operations on September 28, 1984, and Limited Term California Fund commenced investment operations on February 19, 1987. The Limited Term Municipal Funds are managed by their investment adviser, Thornburg Management Company, Inc., under the supervision of the Board of Directors of the Company. The Company currently offers two series of stock, referred to in this Prospectus as Limited Term National Fund and Limited Term California Fund, each in multiple classes, and the Board of Directors is authorized to divide authorized but unissued shares into additional series and classes.

     Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Directors, change fundamental investment policies, or for other purposes.
Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.


                    INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of the Funds is to provide for their respective shareholders as high a level of current interest income exempt from federal income tax as is consistent, in the view of the Funds' management, with preservation of capital. Additionally, the Limited Term California Fund seeks to provide as high a level of current interest income exempt from California state income tax as is consistent in the view of the Fund's management with preservation of capital. Investors should recognize, however, that income otherwise exempt from federal income tax may be subject to the federal minimum tax and state income taxes. See "DISTRIBUTIONS AND TAXES", below.

     A secondary investment objective of the Funds is to minimize expected fluctuations in net asset value per share relative to municipal bond portfolios with longer average maturities by maintaining a portfolio with a dollar-weighted average maturity that will normally not exceed five years. There is a risk in all investments, however, and there can be no assurance that the Funds' objectives will be achieved. The objective of preservation of capital may preclude the Funds from obtaining the highest available yields.

     The Funds will seek to achieve their objective by investing in a diversified portfolio of obligations issued by state and local governments the interest on which is exempt from federal income tax ("Municipal Obligations"). Each Fund may invest its assets in Municipal Obligations (or participation interest therein) that constitute leases or installment purchase or conditional sale contracts by state or local governments or authorities to obtain property or equipment ("Municipal Leases").

     Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the obtaining of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal Obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax. Municipal Obligations also include obligations issued by or on behalf of territories or possessions of the United States and their agencies and instrumentalities.

     The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending on numerous factors.

     The Funds' assets will normally consist of (1) Municipal Obligations (including municipal Leases) or participations therein that are rated at the time of purchase within the four highest grades by Moody's or S&P and
(2) Municipal Obligations (including Municipal Leases) or participations therein that are not rated by a rating agency, but are issued by obligors that either have other comparable debt obligations that are rated within the four highest grades (Baa or BBB or better) by Moody's Investors Service ("Moody's") Standard & Poor's Corporation ("S&P") or Fitch Investors Service ("Fitch") or, in the case of obligors whose obligations are unrated, are deemed by the Funds' investment adviser, Thornburg Management Company, Inc. ("TMC"), to be comparable with issuers having such debt ratings, (3) cash and receivables. Investments in Municipal Obligations may also include
(i) variable rate demand instruments that are rated within the two highest grades of either rating agency or, if unrated, are deemed by TMC to be of high quality and minimal credit risk; (ii) tax-exempt commercial paper that is rated within the two highest grades of either rating agency;
(iii) municipal notes that are rated within the two highest grades of either rating agency or, if unrated, are deemed by TMC to be of comparable quality to such rated municipal notes; and (iv) other municipal demand instruments rated within the three highest grades of either rating agency or, if unrated, are deemed by TMC to be of comparable quality to such rated municipal demand instruments. Unrated Municipal Leases will be purchased only subject to certain restrictions described in the Prospectus under the caption "Investment Objectives and Policies -- Municipal Obligations". To the extent that unrated Municipal Obligations may be less liquid, there may be somewhat greater risk in purchasing unrated Municipal Obligations than in purchasing comparable rated Municipal Obligations. Except to the extent that a Fund is invested in temporary investments for defensive purposes, the Fund will, under normal conditions, invest 100% of its net assets in Municipal Obligations, and as a matter of fundamental policy normally will not invest less than 80% in Municipal Obligations. Under normal conditions the Limited Term California Fund will attempt to invest 100% and as a matter of fundamental policy, will invest at least 65% of its net assets in Municipal Obligations (and participation interests therein) issued by public entities located in the State of California.

     In some cases, investments by a Fund in Municipal Leases will take the form of purchases of participation interests therein from banks and other responsible parties. A participation interest gives the Fund a specified undivided interest in the obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Lease.

     The foregoing restrictions and other limitations discussed herein and under "Investment Limitations" will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities.

     Each Fund has reserved the right to invest up to 20% of its net assets in "temporary" investments in taxable securities, but does not expect to find it necessary to do so. See "Temporary Investments" and "Repurchase Agreements" below.

     Portfolio trading will be undertaken to accomplish the Funds' investment objectives in relation to actual and anticipated movements in interest rates.

     The Funds also may engage to a limited extent in short-term trading consistent with their investment objectives. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold, but the Funds will not engage in trading solely to recognize a gain. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of Municipal Obligations or changes in the investment objectives of investors. With respect to income tax consequences to the Funds and their shareholders resulting from short-term trading by the Funds, see "Distributions and Taxes".

     Subject to the foregoing, each Fund will attempt to achieve its investment objective by prudent selection of Municipal Obligations with a view to holding them for investment. While there can be no assurance thereof, each Fund anticipates that its annual portfolio turnover rate generally will not exceed 100%. However, each Fund reserves the right to make changes in its portfolio whenever it deems such action advisable, and the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. Therefore, depending upon market conditions, each Fund's annual portfolio turnover rate may exceed 100% in particular years.

     Except as expressly set forth in this Statement of Additional Information or in the Prospectus, the investment objective and the permissible investments set forth herein under the caption "Investment Objective and Policies" are not fundamental policies and may be changed by the Board of Directors of the Company without approval by Fund shareholders. Any fundamental policy may be changed only with the approval of a majority of the outstanding shares of each Fund which would be affected by the change. See "Investment Limitations".

     Each Fund may invest a portion of its assets in Municipal Leases and participation interests therein. Such obligations, which may take the form of a lease or an installment purchase of conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities, such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Interest payments on qualifying Municipal Leases are exempt from federal income taxes.

     Municipal Leases have special risks not normally associated with general obligation or revenue bonds. The constitutions and statutes of all states contain requirements that the state or a municipality must meet to incur debt. These often include voter referenda, interest rate limits and public sale requirements. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

     Although Municipal Leases typically will be secured by the leased property, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. In addition, in certain instances the tax-exempt status of the obligations will not be subject to the legal opinion of a nationally recognized "bond counsel," as is customarily required in larger issues of Municipal Obligations. However, in all cases the Company will require that a Municipal Lease purchased by a Fund be covered by a legal opinion (typically from the issuer's counsel) to the effect that, as of the effective date of such Lease, the Lease is the valid and binding obligation of the governmental issuer.

     TMC will evaluate the liquidity of each Municipal Lease upon its acquisition by a Fund and periodically while it is held based upon factors established by the Fund's board of directors, including (i) the frequency of trades and quotes for the obligation, (ii) the number of dealers who will buy or sell the obligation and the potential buyers of the obligation, (iii) the willingness of dealers to make a market for the obligation, and (iv) the nature and timing of marketplace trades. For purposes of the preceding sentences, an unrated Municipal Lease with non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by TMC to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying Municipal Lease is unrated, if TMC determines that the Municipal Lease is readily marketable because it is backed by such letter of credit or insurance policy.

     Each Fund will seek to reduce further the special risks associated with investment in Municipal Leases by investing in Municipal Leases only where, in TMC's opinion, certain factors established by the Fund's directors have been satisfied, including (1) the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental issuer, (2) the Municipal Lease has a shorter term to maturity than the estimated useful life of the leased property and the lease payments will commence amortization of principal at an early date,
(3) appropriate covenants will be obtained from the governmental issuer prohibiting the substitution or purchase of similar equipment for a specified period (usually 60 days or more) in the event payments are not appropriated,
(4) the underlying equipment has elements of portability or use that enhance its marketability in the event foreclosure on the underlying equipment was ever required, and (5) the governmental issuer's general credit is adequate. The enforceability of the "non-substitution" provisions referred to in (3) above has not been tested by the courts. Investments not meeting certain of these criteria (such as the absence of a non-substitution clause) may be made if the Municipal Lease is subject to an agreement with a responsible party (such as the equipment vendor) providing warranties to the Fund that satisfy such criteria.

     Each Fund may purchase variable rate demand instruments and also may purchase fixed rate municipal demand instruments either in the public market or privately from banks, insurance companies and other financial institutions. These instruments provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to the final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of
(i) a Municipal Obligation and (ii) a separate put option entitling the holder to sell to the issuer of the option the Municipal Obligation in such unit, or an equal aggregate principal amount of another Municipal Obligation of the same issuer, issue and maturity as the Municipal Obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a Municipal Obligation. The demand option may or may not increase the liquidity of the underlying Municipal Obligation at any point in time. The issuer of the demand option may or may not guarantee payments of principal and interest on the underlying Municipal Obligation. However, as long as the issuer of the option honors its obligation, or is perceived to be able to do so, the option should decrease the risk of downward price fluctuation of the underlying Municipal Obligation at any point in time by establishing a fixed price for which the Municipal Obligation can be sold before its final maturity. In order to reduce further the risk associated with this type of investment, a Fund will invest in a fixed rate municipal demand instrument only if the instrument or the letter of credit, guarantee or insurance associated therewith is rated within the three highest grades of a nationally recognized rating agency, or if unrated, is deemed by TMC to be of comparable quality with issues having these debt ratings. The credit quality of such investments will be reviewed on a periodic basis by TMC under the supervision of the Fund's directors. When a Fund holds an investment in a Municipal Obligation together with a put option relating to it, the maturity of the Municipal Obligation for purposes of calculating the Fund's dollar-weighted average portfolio maturity will be deemed to be the shorter of (1) the final maturity of the Municipal Obligation, or (2) the next date that the Fund may demand payment for the Municipal Obligation from the issuer of the put option.

     Each Fund may purchase participation interests in Municipal Leases principally from banks or other responsible parties (such as equipment vendors, insurance companies, broker-dealers and other financial institutions) which have entered into a "remarketing agreement" with the Fund providing that the other party will either remarket or repurchase the Municipal Leases within seven days after demand by the Fund on certain conditions described below within seven days after demand by the Fund. Such agreements are referred to herein as "remarketing agreements" and the party that agrees to remarket or repurchase a Municipal Lease is referred to herein as a "remarketing party.") The agreement will provide for a remarketing price equal to the current value of the Fund's participation interest in the obligation as determined by the Fund's portfolio valuation service as of the demand date (plus accrued interest). The Funds anticipate that, in most cases, the agreement will also provide for the seller of the participation interest or the remarketing party to service the Municipal Lease, often for a servicing fee. The conditions to a Fund's right to require the remarketing party to remarket the obligation are that the Fund must certify at the time of remarketing that (1) payments under the Municipal Lease are current and the Fund has no knowledge of any default thereunder by the governmental issuer, (2) such remarketing is necessary in TMC's sole opinion to meet the Fund's liquidity needs and (3) the governmental issuer has not notified the Fund of termination of the Municipal Lease.

     A Fund will enter into remarketing agreements only with banks or other responsible parties (such as equipment vendors, insurance companies, broker-dealers and other financial institutions) that in the opinion of TMC are capable of meeting their obligations to the Fund. TMC will monitor on a continuous basis the ability of remarketing parties to meet their obligations to the Fund. Although each Fund expects to deal with a variety of remarketing parties, it reserves the right to enter into such agreements covering up to 25% of its net assets with any particular remarketing party meeting TMC's normal credit criteria. In addition, up to 50% of its net assets may be covered by a remarketing agreement with a remarketing party that is deemed by TMC to be of high quality and minimal credit risk. The Company received an interpretation from the staff of the Securities and Exchange Commission on January 18, 1985, enabling the Funds to enter into remarketing agreements with a broker-dealer, provided the broker-dealer has sold a participation interest in the underlying Municipal lease and the Fund reflects the investment on its balance sheet as a participation interest.

     The "remarketing" feature of the remarketing agreement entitles the remarketing party to attempt to resell a Fund's participation interest in the Lease within seven days after demand; however, the remarketing party will be obligated to repurchase the Lease for its own account within the seven-day period if the Lease has not been resold. The remarketing agreement will often be entered into with the party who has sold a participation interest in the Municipal Lease to the Fund, but remarketing agreements may also be entered into with a separate remarketing party of the same type and meeting the same criteria as described above. A Fund will not invest in unrated Municipal Leases with non-appropriation risk that are not subject to a remarketing agreement if, as a result of such investment, more than 10% of its net assets would be invested in (1) unrated Municipal Leases with non-appropriation risk not covered by such agreements and (2) other investments not considered readily marketable by the Fund (including unrated Municipal Leases not currently subject to remarketing pursuant to any such agreement then in effect).

     The Funds will enter into remarketing agreements solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Remarketing agreements ordinarily will not be transferable or assignable by a Fund, although the Fund will be entitled to sell the underlying Municipal Obligation to another party at any time. If the Fund is unable to exercise its rights under a remarketing agreement, it may be required to hold the underlying Municipal Lease to maturity or treat the Municipal Lease as an "illiquid" investment (see "Municipal Obligations", below), unless it is able to place the investment with a new remarketing party.

     A Fund also may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 30-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment.
The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund also will maintain liquid assets at least equal in value to commitments for when-issued or delayed delivery securities, such assets to be segregated by State Street Bank & Trust Co., the Funds' custodian, specifically for the settlement of such commitments. The value of the segregated assets will be marked to the market daily so that the Fund will at all times maintain assets in the segregated account equal in value to the amount of these commitments. The Fund only will make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

     No Fund will invest in illiquid securities if, as a result of such investment, more than 10% of its net assets will be invested in illiquid securities. For purposes of this limitation, "illiquid securities" shall be deemed to include (1) Municipal Leases subject to non-appropriation risk which are not rated at the time of purchase within the four highest grades by Moody's or S&P and not subject to remarketing agreements (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by TMC to be capable of performing its obligations), (2) repurchase agreements maturing in more than seven days, (3) securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933, and
(4) other securities or participations not considered readily marketable by the Fund, provided that for purposes of the foregoing an unrated Municipal Lease which is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by TMC to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying Municipal Lease is readily marketable because it is backed by the letter of credit or insurance policy.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments for the Funds. Moreover, the value of the Fund's portfolio may be affected. Each of the Funds might be compelled to reevaluate its investment objective and policies and submit possible changes in the structure of the Funds for the approval of their shareholders.

     The yields on Municipal Obligations are dependent on a variety of factors, including the condition of the general market and the Municipal Obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. See "Ratings". It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields, while Obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding Municipal Obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Such variations in market value of Municipal Obligations held in the Funds' portfolios arising from these or other factors will cause changes in the net asset value of the Funds' shares.

     The ability of the Funds to achieve their investment objectives is dependent upon the continuing ability of issuers of Municipal Obligations in which the Funds invest to meet their payment obligations. In addition to using public rating agencies, TMC will use its own credit analysis to assess each issuer's financial soundness. Such analysis will include reliance upon information from various sources including, if available, reports by the rating agencies, research, analysis and appraisals of brokers, dealers and commercial banks, and the views of the Funds' directors and others regarding economic developments and the credit worthiness of particular issuers.

Ratings

     Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Tax-exempt bonds rated Aaa are judged to be of the "best quality". The rating of Aa is assigned to tax-exempt bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated tax-exempt bonds. The Aaa and Aa rated tax-exempt bonds comprise what are generally known as "high grade bonds". Tax-exempt bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations". Factors giving security to principal and interest of A-rated tax-exempt bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax-exempt bonds rated Baa are considered as "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax-exempt bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The foregoing ratings are sometimes presented in parentheses preceded with "Con." indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by
(a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of S&P and Fitch for tax-exempt bonds are AAA, AA, A, and BBB. Tax-exempt bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest. Tax-exempt bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by S&P, indicates an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

     Municipal Notes.   The ratings of Moody's for municipal notes are MIG 1,
MIG 2, MIG 3 and MIG 4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation of MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The S&P ratings for municipal notes are SP-1+, SP-1, SP-2 and SP-3. Notes bearing an SP-1+ rating are judged to possess overwhelming safety characteristics, with either a strong or very strong capacity to pay principal and interest. Notes rated SP-1 are judged to have either a strong or very strong capacity to pay principal and interest but lack the overwhelming safety characteristics of notes rated SP-1+. Notes bearing an SP-2 rating are judged to have a satisfactory capacity to pay principal and interest, and notes rated SP-3 are judged to have a speculative capacity to pay principal and interest.

     Tax-Exempt Demand Bonds. The rating agencies may assign dual ratings to all long term debt issues that have as part of their provisions a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+). For newer "demand notes" maturing in 3 years or less, the respective note rating symbols, combined with the commercial paper symbols, are used (for example. "SP-1+/A-1+").

     Commercial Paper. The ratings of Moody's for issuers of commercial paper are Prime-1, Prime-2 and Prime-3. Issuers rated Prime-1 are judged to have superior ability for repayment which is normally evidenced by
(i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 are judged to have a strong capacity for repayment which is normally evidenced by many of the characteristics cited under the discussion of issuers rated Prime-1 but to a lesser degree. Earnings trends, while sound will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample adequate liquidity is maintained. Issuers rated Prime-3 are judged to have an acceptable capacity for repayment. The effect of industry characteristics and market composition may be more pronounced. Variability of earnings and profitability may result in changes in the level of debt-protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P for commercial paper are A (which is further delineated by Categories A-1+, A-1, A-2 and A-3), B, C and D. Commercial paper rated A is judged to have the greatest capacity for timely payment. Commercial paper rated A-1+ is judged to possess overwhelming safety characteristics. Commercial paper rated A-1 is judged to possess an overwhelming or very strong degree of safety. Commercial paper rated A-2 is judged to have a strong capacity for payment although the relative degree of safety is not as high as for paper rated A-1. Commercial paper rated A-3 is judged to have a satisfactory capacity for timely payment but is deemed to be somewhat more vulnerable to the adverse changes in circumstances than paper carrying the higher ratings. Commercial paper rated B is judged to have an adequate capacity for timely payment but such capacity may be damaged by changing conditions or short-term adversities. Commercial paper rated C is judged to have a doubtful capacity for payment and commercial paper rated D is either in default or is expected to be in default upon maturity.

Temporary Investments

     Each Fund has reserved the right to invest up to 20% of its net assets in "temporary investments" in taxable securities that would produce interest not exempt from federal income tax. See "Distributions and Tax Matters". Such temporary investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities;
(ii) prime commercial paper within the two highest ratings of Moody's or S&P;
(iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into only with dealers, domestic banks or recognized financial institutions that in the opinion of TMC represent minimal credit risk. Investments in repurchase agreements are limited to 5% of the Fund's net assets. See "Repurchase Agreements". In addition, temporary taxable investments may exceed 20% of the Fund's net assets when made for defensive purposes during periods of abnormal market conditions. The Fund does not expect to find it necessary to make such temporary investments.

Repurchase Agreements

     Each Fund may enter into repurchase agreements with respect to taxable securities constituting "temporary investments" in its portfolio. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements may be viewed as loans collateralized by the underlying security that is the subject of the repurchase agreement. The Fund will not enter into a repurchase agreement if, as a result, more than 5% of the value of its net assets would then be invested in repurchase agreements. The Fund will enter into repurchase agreements only with dealers, banks or recognized financial institutions that in the opinion of TMC represent minimal credit risk. The risk to the Fund is limited to the ability of the seller to pay the agreed upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest if the seller defaults. In the event of a default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. TMC will monitor the value of the collateral at the time the transaction is entered into and continuously during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon repurchase price. In the event the value of the collateral declined below the repurchase price, TMC will demand additional collateral from the seller to increase the value of the collateral to at least that of the repurchase price.

U.S. Government Obligations

     The Funds' temporary investments in taxable securities may include obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government established under the authority granted by the Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the latter case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

                          INVESTMENT LIMITATIONS

     The Company has adopted the following fundamental investment policies which may not be changed unless approved by a majority of the outstanding shares of each Fund that would be affected by such change. Each Fund may not:

     (1) Invest in securities other than Municipal Obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus under the caption "Investment Objective and Policies";

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the Investment Company Act of 1940, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement;
(b) purchasing any securities on a when-issued or delayed delivery basis; or
(c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus or this Statement of Additional Information under the captions "Investment Objective and Policies -- Municipal Obligations" and -- "Municipal Leases";

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue Municipal Obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry; or

     (17) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and directors of the Fund, or those officers and directors of TMC, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

     For the purpose of applying the limitations set forth in paragraphs (2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with a Fund as described in the Prospectus under the caption "Investment Objective and Policies -- Municipal Obligations" shall not be deemed an "issuer" of a security or a "guarantor" of a Municipal Lease subject to such agreement.

     Neither of the Funds will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchases of (i) securities of the United States government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by different governments, agencies, or political subdivisions, because these issuers are not considered to be members of any one industry.

     With respect to temporary investments, in addition to the foregoing limitations, a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although each of the Funds has the right to pledge, mortgage or hypothecate its assets in order to comply with certain state statutes on investment restrictions, a Fund will not, as a matter of operating policy (which policy may be changed by the Board of Directors without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

     In the event a Fund acquires disposable assets as a result of the exercise of a security interest relating to Municipal Obligations, the Fund will dispose of such assets as promptly as possible.

     Under the Investment Company Act of 1940 (the "Act"), a "vote of the majority of the outstanding voting securities" of the Company or of a particular Fund means the affirmative vote of the lessor of (1) more than 50% of the outstanding shares of the Company or of such Fund or (2) 67% or more of the shares of the Company or of such Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Company or of such Fund are represented at the meeting in person or by proxy.

     Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holder of the outstanding voting securities of a series investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by such matter. Rule 18f-2 further provides that a Fund shall be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of that Fund. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of the Rule.

PERFORMANCE

YIELD COMPUTATION AND TOTAL RETURN

The Funds may quote their yields and returns in reports, sales literature and advertisements. Yield and return information are computed separately for Class A and Class C shares. Yield and return for Class C shares of a Fund ordinarily will be less than t hat of Class A shares of the same Fund because of the additional distribution fees imposed upon Class C shares. Additionally, yield and return could differ in minor respects among classes of the same Fund because of allocation of certain expenses to one or more specific classes to which the expenses relate. Any return quoted should not be considered a representation of the return in the future since return figures are based upon historical earnings. Actual performance will vary.

Current yield quotations will include a standardized calculation which computes yield for a 30-day or one-month period by dividing a Fund's net investment income per share during the period by the maximum offering price on the last day of the period and annualizing the result. Provided that any such quotation is also accompanied by the standardized calculation referred to above, any of the Funds also may quote non-standardized yields for a specified period by dividing the net investment income per share of that Fund for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period and annualizing the result. The primary differences between the yield calculations obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1)The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardize d calculation; (2)The non-standardized calculations may reflect amortization of premium based upon historical cost rather than market value; (3) 30-day or one month period required by the standardized calculation; (4) The non-standardized calculation may reflect the an offering price per share other than the maximum offering price, provided that any time any Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standard return quotation may include the effective return obtained by compounding the monthly dividends.

Average annual total return quotations show the average annual percentage change in value of $1,000 for one, five and ten-year periods unless the class has been in existence for a shorter period. Average annual total return includes the effect of paying the maximum sales charge (Class A shares) or the deduction of the applicable CDSC (Class C shares) and assumes the reinvestment of all dividends. The Funds also may furnish average annual total return quotations for other periods, or based upon investments at various sales charge levels or at net asset value. Total return quotations show the total of all income and capital gain paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price.

Yields and returns described in this section may also be quoted on a "taxable equivalent yield" basis by computing the taxable yield or return which a hypothetical investor subject to a specified income tax rate must realize to receive the same yield or return after taxes. When a taxable equivalent yield is quoted, the following additional information will be furnished: (1) a standardized current yield; (2) the length of and the last day of the base period used in computing the quotation; and (3) a description of the method by which the quotation is computed. Yield and return information may be useful in reviewing the performance of the Funds and for providing a basis for comparison with other investment alternatives. Comparative information about the yield or distribution rate of the shares of a Fund and a bout average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements and communications of the Fund. Any such comparison will contain information about the differences between the Funds and those investments.

From time to time, in advertisements and other types of literature, the performance of the Funds may be compared to other groups of mutual funds. This comparative performance ma y be expressed as a ranking or a rating prepared by Lipper Analytical Services, Inc., Donoghue Organization, Inc., Morningstar, Inc., Value Line or other widely recognized independent services which monitor the performance of mutual funds. Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BARRON's, VALUE LINE, the WALL STREET JOURNAL and MORNINGSTAR, and other such publications may also be used. The Funds may illustrate performance or the characteristics of their respective investment portfolios through graphs, tabular data, or other displays which describe (i) the average portfolio maturity of a Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard benchmarks or indices such as the Treasury yield curve), (iii) changes in the Funds' share price or net asset value relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Funds' (or other investments) net asset values or prices and the Funds' (or other investments') investment returns. The Funds also may illustrate or refer to their respective investment portfolios, investment techniques and strategies, and general market or economic trends in advertising or communications to shareholders or prospective shareholders, including reprints of interviews or articles written by or about, and including comments by, Fund managers. These illustrations, references and comments ordinarily will relate to topics addressed in the Funds' Prospectus and Statements of Additional Information.


REPRESENTATIVE PERFORMANCE FIGURES - LIMITED TERM NATIONAL FUND (CLASSES A
AND C)

     THE FOLLOWING DATA FOR THE LIMITED TERM NATIONAL FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     Standardized Method of Computing Yield. The Limited Term National Fund's yields for the 30-day period ended on December 31, 1998, computed in accordance with the standardized calculation described above, were 3.30% and 2.93% for Class A shares and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.

    Taxable Equivalent Yield. The Limited Term National Fund's taxable equivalent yield, for the 30 day period ended on December 31, 1998 computed in accordance with the standardized method described above using a maximum federal tax rate of 39.6%, was 5.46% and 4.85% for Class A and Class C shares, respectively.

     Average Annual Total Return. The average annual total return for Limited Term National Fund for Class A and Class C shares are set forth below for the periods shown ending December 31, 1998. Shares denoted as Class A were first offered on September 28, 1984, and Class C shares were first offered on September 1, 1994. This computation assumes that an investor reinvested all dividends, and further assumes the deduction of the maximum sales commission of 1.50% imposed on Class A shares. Class C shares purchased on or after October 2, 1995 are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the one-year return figure below reflects deduction of the sales charge.

     Although the maximum Class A sales charge imposed at the commencement of investment operations on September 28, 1984 was 4.75%, the charge was reduced three times to 1.50% as of June 1, 1999. Consequently, the computation for Class A shares assumes today's maximum sales charge of 1.50%. "Total return," unlike the standardized yield and non-standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

                                                         since
                         1 year    5 years   10 years   inception
                         ------    -------   --------   ---------
          Class A         3.20%      4.16%     6.01%     6.86% (9/28/84)
          Class C         3.86%       N/A      N/A       4.76% (9/1/94)


REPRESENTATIVE PERFORMANCE FIGURES - LIMITED TERM CALIFORNIA FUND (CLASSES A AND C)

     THE FOLLOWING DATA FOR THE LIMITED TERM CALIFORNIA FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     Standardized Method of Computing Yield.   The Limited Term California
Fund's yields for the 30-day period ended on December 31, 1998, computed in accordance with the standardized calculation described above, were 3.06% and 2.72% for Class A shares and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. The Limited Term California Fund's taxable equivalent yield, for the 30 day period ended December 31, 1998, computed in accordance with the standardized method described above using a maximum federal tax rate of 39.6% and a maximum California tax rate of 9.3%, was 5.59% and 4.97% for Class A and Class C shares, respectively. <R/>



     Average Annual Total Return. The average annual total returns for Limited Term California Fund for Class A and Class C shares are set forth below for the periods shown ending December 31, 1998. Shares denoted as Class A were first offered on February 19, 1987, and Class C shares were first offered on September 1, 1994. This computation assumes that an investor reinvested all dividends, and further assumes the deduction of the maximum sales charge of 1.50% imposed upon purchases of Class A shares.
Class C shares purchased on or after October 2, 1995 are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the one-year return figure below reflects deduction of the sales charge. "Total return" unlike the standardized yield and non-standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

                                                    since
                    1 year    5 years   10 years  inception
                    ------    -------   --------  ---------
          Class A    3.37%     4.25%      5.87      5.90% (2/19/87)
          Class C    4.46%      N/A        N/A      4.96% (9/1/94)


                          DISTRIBUTIONS AND TAXES

Distributions

     All of the net income of each Fund is declared daily as a dividend on shares for which the Fund has received payment. Net income of a Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund. Expenses of the Fund are accrued each day. Dividends are paid monthly and are reinvested in additional shares of the Fund at the net asset value per share at the close of business on the dividend payment date or, at the shareholder's option, paid in cash. Net realized capital gains, if any, will be distributed annually and reinvested in additional shares of the Fund at the net asset value per share at the close of business on the distribution date. See "Accounts of shareholders."

Tax Matters

     The Funds qualified under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as regulated investment companies for the fiscal year ended June 30, 1998, and intend to continue this qualification so long as this qualification is in the best interest of the shareholders. This tax treatment relieves the Funds from paying federal income tax on income which is currently distributed to their shareholders. The Funds also intend to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) which will enable each Fund to designate distributions from the interest income generated by its investments in Municipal Obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may apply.<R/>

     Under the Code, interest on indebtedness incurred or continued to purchase or carry shares is not deductible. Under rules issued by the Department of the Treasury for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. Investors with questions regarding this issue should consult with their own tax advisers.

     Shares of a Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds (including any Municipal Lease that may be deemed to constitute an industrial development bond) or persons related to such "substantial users". Such persons should consult their own tax advisers before investing in shares.

     Distributions by each Fund of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), short-term capital gains realized by the Fund, if any, and realized amounts attributable to market discount on bonds, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

     Any net long-term capital gains realized by a Fund, whether or not distributed in cash or reinvested in additional shares, must be treated as long-term capital gains by shareholders regardless of the length of time investors have held their shares. If the Fund should have net undistributed capital gain in any year, the Fund would pay the tax on such gains and each shareholder would be deemed, for federal tax purposes, to have paid his or her pro rata share of such tax.

     If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, (i) the Fund would incur a regular corporate federal income tax upon its net interest income, other than interest income from Municipal Obligations, for that year, and
(ii) distributions to its shareholders out of net interest income from Municipal Obligations or other investments, or out of net capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's current or accumulated earnings or profits. A Fund would fail to qualify under Subchapter M if, among other requirements, in any year (i) 30% or more of its gross income were derived from the sale or other disposition of securities held for less than three months, (ii) less than 90% of the Fund's gross income were derived from specified income sources such as dividends, interest and gains from the disposition of stock or securities or (iii) the Fund failed to satisfy the diversification of investments requirement of the Code and failed to timely cure such failure. Furthermore, the Fund would be unable to make Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of the Fund's total assets consisted of assets other than Municipal Obligations. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     If a Fund has both tax-exempt and taxable interest, it will use the "actual earned method" for determining the designated percentage that is taxable income and designate the use of such method within 45 days after the end of the Fund's taxable year. Under this method the ratio of taxable income earned during the period for which a distribution was made to total income earned during the period determines the percentage of the distribution designated taxable. The percentages of income, if any, designated as taxable will under this method vary from distribution to distribution.

     The Tax Reform Act of 1986 imposes a nondeductible excise tax on regulated investment companies if they fail to satisfy certain minimum distribution requirements. This excise tax should not have a material adverse effect on the Funds' operation, because each Fund intends to distribute all of its net income currently.

     Although the Company currently intends to have two investment Funds outstanding, each authorized to issue multiple classes of shares, the Company's Board of Directors is authorized to divide the Company's authorized shares into additional Funds and classes. Each additional series of Fund stock would relate to a separate investment Fund that would be different from the other Funds. Each Fund may be divided into multiple classes, each of which would represent an interest in the same investment portfolio of that Fund, and subject to the same investment objectives, policies and limitations in common with the other classes of that Fund, but may differ from other classes of the Fund with respect to sales charges, distribution fees, the possible allocation of some expenses, and some voting rights. Separate Funds will be treated under the Code as separate corporations except with respect to the definitional requirements under Section 851(a) of the Code.

     As is the case with other types of income, including other tax-exempt interest income, Exempt Interest Dividends received by an individual shareholder will be added to his or her "modified adjusted gross income" in determining what portion, if any, of the individual's Social Security benefits will be subject to federal income taxation. Shareholders are advised to consult their own advisors as to the effect of this treatment.

     The Code treats interest on certain Municipal Obligations which are private activity bonds under the code issued after August 7, 1986 (in certain cases, after September 1, 1986) as a preference item for purposes of the alternative minimum tax on individuals and corporations. Each Fund may purchase private activity bonds which are subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of those purchases are uncertain. Some portion of Exempt Interest Dividends may, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own advisors as to the extent and effect of such treatment.

     In addition, the Code provides that a portion of the adjusted current earnings of a corporation reported on its financial statement and not otherwise included in the minimum tax base will be included for purposes of calculating the alternative minimum tax for such years. The adjusted current earnings of a corporation will include Exempt Interest Dividends in calculating the alternative minimum tax on corporations to the extent that such Dividends are not otherwise treated as a preference item for the reasons discussed above. An environmental tax is imposed on the excess of a corporation's modified alternative minimum taxable income (minimum taxable base, discussed above, with certain modifications) over $2 million. Modified alternative minimum taxable income includes Exempt Interest Dividends. The environmental tax applies with respect to taxable years beginning after December 31, 1986 and before January 1, 1996. Exempt Interest Dividends are included in effectively connected earnings and profits for purposes of computing the branch profits tax on certain foreign corporations doing business in the United States.

     With respect to property and casualty companies, the amount of certain cost deductions otherwise allowed is reduced (in certain cases below zero) by a specified percentage of, among other things, Exempt Interest Dividends received on shares acquired after August 7, 1986, for taxable years beginning after 1986. Commercial banks, thrift institutions and other financial institutions may not deduct their cost of carrying shares acquired after August 7, 1986, for taxable years ending after December 31, 1986.

     Redemption or resale of shares will be a taxable transaction for federal income tax purposes and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount realized by the shareholder on the redemption or resale. If the redemption or resale occurs after 1997, and the shareholder held the shares as capital assets, the gain or loss will be long-term if the shares were held for more than 12 months, and any such long-term gain will be subject to a maximum federal income tax rate of 20% to the extent that gain exceeds any net short-term capital losses realized by the taxpayer. <R/>

     The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Funds and their shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the Federal taxation of the Fund and the income tax consequences to its shareholders. In particular, prospective investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different.

State and Local Tax Aspects

     The exemption from federal income tax for distributions of interest income from Municipal Obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

     The exemption from the State of California personal income taxes for distributions of interest income in the Limited Term California Fund applies only to shareholders who are residents of the State of California, and only to the extent such income qualifies as "exempt-interest dividends" under
Section 17145 of the California Revenue and Taxation Code and is not derived from interest on obligations from any state other than from California or its political subdivisions.

     The laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Fund are advised to consult their own tax advisers in that regard. Each Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any Municipal Obligations in order to facilitate shareholders in the preparation of their state and local tax returns.

Special Risks Affecting the Limited Term California Fund<R/>

     Due to the Limited Term California Fund's policy of concentrating its investments in municipal securities exempt from California personal income taxes, this Fund will invest primarily in California state, municipal, and agency obligations. For this reason, an investment in the Limited Term California Fund may be considered riskier than an investment in the Limited Term National Fund, which buys Municipal Obligations from throughout the United States. Prospective investors should consider the risks inherent in the investment concentration of the Limited Term California Fund before investing.

     California's economy is the largest among the 50 states and one of the largest in the world. The state's July 1, 1995 population of approximately
32.1 million represents 12.2 percent of the total United States population and total personal income in the state, at an estimated $810 billion in 1996, accounts for 12.6 percent of all personal income in the nation. Total employment is about 14.5 million, the majority of which is in the service, trade and manufacturing sectors.

     Changes in California constitutional and other laws raise questions about the ability of California state and municipal issuers to obtain sufficient revenue to pay their bond obligations in all situations. In 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which has had an affect on California issuers that rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. Proposition 13 limits ad valorem taxes on real property and restricts the ability of taxing entities to increase real property taxes. In 1979, California voters approved another constitutional amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB prohibits government agencies and the state from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes", which consist of tax revenues, certain state subventions and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by such entity in providing the regulation, product or service". No limit is imposed on appropriations of funds which are not "proceeds of taxes", such as debt service on indebtedness existing or authorized before January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of the courts or the federal government, reasonable user charges or fees and certain other non-tax funds. The amendment restricts the spending authority of state and local government entities. If revenues exceed such appropriations limits, such revenues must be returned either as revisions in the tax rate or fee schedules.

     California obtains roughly 45% of general fund revenues from personal income taxes (individual and corporate) compared to an average of only 30% for other states. Income taxes serve as a bellwether which is frequently a leading indicator of economic weakness. Much of California's recent deficit was caused by lower than projected income tax receipts. California's other principal revenue source is sales taxes.

     A recession began in mid-1990 due largely to job losses in the aerospace and defense-related industries. The 1993 unemployment rate of 9.4% was 135% of the national rate. The recession affected California's General Fund revenues, and increased expenditures above initial budget appropriations due to greater health and welfare costs. The state's budget problems in recent years have also been caused by a structural imbalance in that the largest General Fund Programs -- K-14 education, health, welfare and corrections -- were increasing faster than the revenue base, driven by the state's rapid population growth. These pressures are expected to continue as population trends maintain strong demand for health and welfare services, as the school age population continues to grow, and as the state's corrections program responds to a "Three-Strikes" law enacted in 1994, which requires mandatory life prison terms for certain third-time felony offenders.

     As a result of these factors and others, from the late 1980's until 1992-'93, the state had a period of budget imbalance. During this period, expenditures exceeded revenues in four out of six years, and the state accumulated and sustained a budget deficit approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-'91 fiscal year and for each fiscal year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance. The Legislature and Governor agreed on the following principal steps to produce Budget Acts in the years 1991-'92 to 1994-'95, including:

     - significant cuts in health and welfare program expenditures;
     - transfers of program responsibilities and funding from the state to local governments (referred to as "realignment"), coupled with some reduction in mandates on local government;
     - transfer of about $3.6 billion in local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing state funding for schools under Proposition 98;
     - reduction in growth of support for higher education programs, coupled with increases in student fees;
     - maintenance of the minimum Proposition 98 funding guarantee for K-14 schools, and the disbursement of additional funds to keep a constant level of about $4,200 per K-12 pupil;
     - revenue increases (particularly in the 1991-'92 fiscal year budget), most of which were for a short duration;
     - increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to illegal immigrants, although during this time frame most of the additional aid requested by the administration was not received; and
     - various one-time adjustments and accounting changes.

Despite these budget actions as noted, the effects of the recession led to large, unanticipated deficits in the budget reserve as compared to projected positive balances. By the 1993-'94 fiscal year, the accumulated deficit was so large that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-'94, a second two-year plan was implemented in 1994-'95, again using cross-fiscal year revenue anticipation warrants to partly finance the deficit into the 1995-'96 fiscal year.

     With strengthening revenues and reduced caseload growth based on an improving economy, the state entered the 1995-'96 fiscal year budget negotiations with the smallest nominal "budget gap" to be closed in many years. Nonetheless, serious policy differences between the Governor and Legislature prevented timely enactment of the budget. The 1995-'96 Budget Act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. Due to an economy which was stronger than expected, the General Fund received $2.2 billion more tax revenues than planned for in the 1995-'96 budget. This allowed the state to increase school, health and welfare spending and still post a positive balance of $685 million to the Adjusted fund Balance as of June 30, 1996.

     The state continues to see healthy growth. Personal income is estimated to be growing, and revenues and transfers for the state in the most recent fiscal year continued to expand so that the State is enjoying a current surplus. Economic difficulties in Asia, however, may have a negative impact upon business and employment in California, which would potentially reduce tax revenues and increase government expenditures for social programs. The magnitude of these influences is difficult to quantify.

Accounts of Shareholders

     When an investor makes an initial investment in shares of a Fund, the Transfer Agent will open an account on the books of the Fund, and the investor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account - such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates
- the investor will receive a confirmation statement giving complete details of the transaction. Shareholders will also receive at least quarterly statements setting forth all distributions of interest income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide the information for income tax purposes described in the Prospectus.

     The monthly distributions of interest income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of a Fund's shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Transfer Agent, a shareholder may elect to receive monthly distributions of net interest income in cash. This election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.

     The issuance and delivery of certificates for shares is unnecessary, and shareholders are thereby relieved of the responsibility of safekeeping. Upon written request to the Transfer Agent, a certificate will be issued for any or all of the full shares credited to a shareholder's account. Certificates which have been issued to a shareholder may be returned at any time for credit to his or her account. Shares so held will be redeemed as described in the Prospectus under the caption "How to Redeem Fund Shares".

        INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Management Services

     Pursuant to the Investment Advisory Agreement, Thornburg Management Company, Inc., 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 ("TMC"), will act as the investment adviser for, and will manage the investment and reinvestment of the assets of, the Funds in accordance with the Funds' investment objectives and policies, subject to the general supervision and control of the Company's Board of Directors.

     TMC is (i) investment adviser for Thornburg Investment Trust (a registered investment company having eight separate funds, four of which have investment objectives and policies for tax-exempt income similar to those of the Fund) and (ii) sub-adviser for Daily Tax Free Income Fund, Inc. (a registered investment company with investment objectives and policies for tax-exempt income similar to those of the Fund).

     TMC will provide continuous professional investment supervision in accordance with the Investment Advisory Agreement. In addition to managing the Funds' investments, TMC will administer the Funds' business affairs, provide office facilities and related services. Pursuant to the Investment Advisory Agreement, the Fund will pay to TMC a monthly management fee described in the Prospectus in consideration of the services and facilities furnished by TMC. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

     In addition to the fee of TMC under the Investment Advisory Agreement, the Funds will pay all other costs and expenses of their operations. The Funds will not bear any sales or promotion expenses incurred in connection with the offering of their shares, except for payments made under the distribution and service plans described below, which might be considered sales or promotional expenses, but expenses of registering and qualifying the Funds and the shares for distribution under federal and state securities laws (including legal fees) will not be deemed to be sales or promotion expenses.

    For the three most recent fiscal periods ended June 30, 1996, 1997 and 1998 with respect to each Fund, the amounts paid to TMC by each Fund were as follows:

                                      1996        1997        1998
                                      ----        ----        ----
          Limited Term National    $6,584,836  $4,159,938  $4,213,345
          Limited Term California    $748,077    $496,821    $649,445

TMC waived its rights to fees in the same periods, as follows:
                                     1996         1997        1998
                                     ----         ----        ----
          Limited Term National     $29,691       - 0 -      - 0 -
          Limited Term California   $75,198     $27,360      - 0 -

     The foregoing fees do not reflect the fee reduction effected by the restatement of the Investment Advisory Agreement, described below. TMC may (but is not obligated to) waive its rights to any portion of its fee in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of Fund shares. The expense ratio of each Fund will fluctuate in the future as Fund expenses increase or decrease. During the fiscal year ended June 30, 1998, the Funds reimbursed TMC in the amounts of $101,150 (National) and $13,836 (California) for certain accounting expenses incurred by TMC on behalf of the Funds.

     The Investment Advisory Agreement was originally approved on July 10, 1984, by the Company's Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the Act) of the Fund or TMC. The Investment Advisory Agreement was approved by the shareholders at their first annual meeting on October 16, 1985 and ratified by the shareholders of the Limited Term California Fund on December 29, 1993.
 The initial term of the Agreement extended until September 28, 1986, and thereafter for successive 12-month periods, provided that such continuation is specifically approved at least annually by the Board of Directors or by a vote of a majority of the outstanding voting securities, and, in either case, by a majority of the directors who are not "interested directors" within the meaning of the Investment Company Act of 1940. The directors restated the Investment Advisory Agreement to reduce the management fees provided for thereunder, and to provide that TMC would no longer furnish certain administrative services associated with shareholder maintenance under the Investment Advisory Agreement. Instead, TMC will furnish those administrative services under the terms of an Administrative Services Agreement specific to each class of each of the Funds. See "Administrative Services Agreement," below. The restatement of the Investment Advisory Agreement was approved by the shareholders on April 16, 1996, and became effective on July 1, 1996. The directors most recently determined on June 22, 1998 to extend the term of the Agreement, as restated, for another 12 months. The Agreement may be terminated by either party, at any time, without penalty, upon 60 days' written notice, and will automatically terminate in the event of its assignment. Termination will not affect the right of TMC to receive payments on any unpaid balance of the compensation earned prior to termination. The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of TMC, or of reckless disregard of its obligations and duties thereunder, TMC shall not be liable for any action or failure to act in accordance with its duties thereunder.

Administrative Services Agreement

     Effective July 1, 1996, TMC furnishes to each class of shares certain administrative services necessary for the maintenance of the shareholders of that class. These services are performed under the terms of an Administrative Services Agreement, and TMC is paid a fee for the services under the Agreement applicable to Class A and Class C shares of the Funds which is described in the Prospectus applicable to Class A and Class C shares of the Funds. These services were previously performed under the terms of the Investment Advisory Agreement until its restatement, as described above.

     For the years ended June 30, 1997 and 1998, each class paid administrative fees as follows:

          Limited Term National Fund          1997          1998
                                              ----          ----
                              Class A     $1,013,060    $1,067,228
                              Class C        $21,000       $25,308

          Limited Term California Fund
                              Class A       $108,917      $144,672
                              Class C         $4,366        $9,139

     The Administrative Services Agreement provides for successive 12-month terms, provided that continuation is approved by the Board of Directors in the same manner pertaining to the Investment Advisory Agreement. The Agreement may be terminated by either party, at any time, without penalty on 60 days' written notice. The Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence of TMC, or of reckless disregard of its obligations thereunder, TMC shall not be liable for any action or failure to act in accordance with its duties thereunder.

     H. Garrett Thornburg, Jr., Chairman, Treasurer and a Director of the Company, is also Director and controlling stockholder of TMC.

                      SERVICE AND DISTRIBUTION PLANS

Service Plan - All Classes

     The Funds have adopted a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Service Plan") which is applicable to Class A and Class C shares of each Fund. The Plan permits payments to be made by each Fund in respect of its Class A and Class C shares to TMC up to an amount on an annual basis not to exceed .25 of 1% of the average daily net assets of Class A and Class C shares of the applicable Fund, to reimburse TMC for particular expenditures incurred by it to obtain certain services from securities dealers and other financial institutions and organizations, including banks. No assets of any class or Fund will be used to reimburse expenses attributable to any other class or Fund. Such services likely will include answering shareholder questions and furnishing of information to shareholders, preparing and transmitting to the transfer agent computer processable tapes of customer transactions, obtaining proxies, effecting redemptions, and other activities in connection with servicing shareholder accounts. In addition, TMC may make payments under the Service Plan, including incentive compensation, in connection with the distribution of shares. Payments may be made by TMC to banks, savings and loan associations and other depository institutions to the extent permissible under applicable provisions of federal banking laws. TMC currently makes payments described in the first sentence of this paragraph to the brokerage firm of record with respect to each shareholder account in the following manner: TMC intends to pay at an annual rate of (1) .10% based upon the average daily net asset value of the account for all accounts opened less than one year, and (2) .25% based upon the average daily net asset value of the account, for all accounts opened more than one year.

     The Service Plan permits accrued but unpaid reimbursements to be carried over and reimbursed to TMC in later years. That is, payments by a Fund in later years may be used to reimburse TMC for expenses incurred in a prior year but not paid because the amount of those expenses exceeded the Service Plan's annual percentage limitation. TMC will not charge interest or carrying charges on any carry over amounts, and a Fund is not obligated to pay TMC any carry over amounts if the Service Plan is terminated or not renewed. Current distribution expenses will be paid first, then carryovers would be paid. TMC has waived repayment of any carryovers accumulated to June 30, 1998, but is under no obligation to waive any carryovers in the future. Carryovers not waived are contingent and would not be reflected as liabilities on a Fund balance sheet. Any carryover paid in a future period would be treated for accounting purposes as a current expense for that period, reducing income for the period. The Funds' management believes that it is unlikely that the Funds will be called upon to pay any such carryovers of expenses described in the Service Plan; furthermore, proposed Securities and Exchange Commission regulations may reduce or prohibit such carryovers in the future.

     For the fiscal year ended June 30, 1998, the Funds paid the following amounts to TMC under the Service Plans:

                                     Class A           Class C
                                     -------           -------
          Limited Term National    $2,134,444          $50,626
          Limited Term California  $  289,344          $18,292

All amounts paid to TMC under the Service Plans were paid by TMC to brokerage firm or other securities dealer of record for providing shareholder services as described above.

Class C Distribution Plan

     Each Fund has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable only to the Class C shares of that Fund ("Class C Distribution Plan"). The Class C Distribution Plan provides for the Fund's payment to TSC on a monthly basis of an annual distribution fee of .75% of the average daily net assets attributable to the Fund's Class C shares.

     The purpose of the Class C Distribution Plan is to compensate TSC for its services in promoting the sale of Class C shares of the Fund. TSC expects to pay compensation to dealers and others selling Class C shares from amounts it receives under the Class C Distribution Plan. TSC also may incur additional distribution-related expenses in connection with its promotion of Class C share sales, including payment of additional incentives to dealers, advertising and other promotional activities and the hiring of other persons to promote the sale of shares.

     For the fiscal year ended June 30, 1998, the Funds paid the following amounts to TSC under the Class C Distribution Plan:

          Limited Term National (Class C only)     $75,916
          Limited Term California (Class C only)   $63,985

General Matters Relating to Service and Distribution Plans

     In reviewing the foregoing service and distribution plans, the Company's Board of Directors received and considered all pertinent information and determined that there was a reasonable likelihood that adoption of the Plans would benefit each class and its shareholders. Specifically, the Directors reviewed among other things (i) the nature and current extent of services to be provided by TMC and TSC, (ii) the quality of past services provided by TSC, (iii) the expenses of each Fund and class as compared with those of similar mutual funds, (iv) the aggregate value of economic benefits received by TMC and TSC from the Funds, (v) the possible disadvantages to shareholders of the Funds of insufficient future increases in total shares of the Funds,
(vi) the expenses incurred in distributing shares of the Funds and dealer feedback, (vii) the financial condition of TMC, and (viii) the merits of possible alternative plans to reduce net redemptions and increase sales of Fund shares.

     Each Plan provides that if will continue in effect from year to year if the continuance is specifically approved at least annually (i) either by a vote of the "majority of the outstanding voting securities" (as that term is defined in the 1940 Act) or the class or classes affected by the Plan or by the Company's Board of Directors of the Fund and (ii) by a vote of the majority of the Directors who are not "interested persons" (as defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

     Approval by the shareholders of a class will be required before the reimbursement percentage paid under a Plan to TMC or TSC, as the case may be, for any class may be materially increased. A Plan may not be amended unless the amendment is approved by a majority of the Board of Directors and a majority of the Directors who are not "interested persons" of the Fund or by a majority of the shares of the relevant class or classes of the Fund. A Plan may be terminated as to any class at any time without the payment of any penalty by vote of a majority of the Directors who are not "interested persons" of the Company or a majority vote of the shares of the affected class or classes.

     So long as a Plan is in effect, the Board of Directors will receive and review, at least quarterly, a written report of the amounts expended pursuant to each such Plan and the purposes for which such expenditures were made; the selection and nomination of the Directors who are not "interested persons" of the Company shall be committed to the discretion of the Directors who are not "interested persons" of the Company; the Directors will at least annually request and evaluate and TMC will furnish information reasonably necessary to an informed determination of whether the Plan should be continued; and the Plan's continuance will be approved as to any class only if the Directors conclude, in the exercise of reasonable judgment and light of their duties, that there is a reasonable likelihood that the Plan will benefit the class and the shareholders of the class.

                          PORTFOLIO TRANSACTIONS

     TMC, in effecting purchases and sales of portfolio securities for the accounts of the Funds, will place orders in such manner as, in the opinion of TMC, will offer the best price and market for the execution of each transaction. Participations in Municipal Leases will normally be purchased from banks or other parties such as equipment vendors, insurance companies and broker-dealers on a principal basis. Other portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Company to select dealers which, in addition, furnish research information (primarily credit analyses of issuers) and statistical and other services to TMC. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to TMC's own research efforts, the receipt of research information is not expected significantly to reduce TMC's expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, TMC may also give consideration to those firms which have sold or are selling shares of the Funds. While TMC will be primarily responsible for the placement of the Funds' business, the policies and practices of TMC in this regard must be consistent with the foregoing and will at all times be subject to review by the Board of Directors of the Company. For the Funds' fiscal year ended June 30, 1997, the Funds did not pay any brokerage commissions to TSC.

     TMC reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, TMC will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by the Funds and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Funds and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Funds and such other clients, the size of investment commitments generally held by the Funds and such other clients and opinions of the persons responsible for recommending investments to the Funds and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Company's Board of Directors that the benefits available from TMC's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions. The Company's Board of Directors will review simultaneous transactions.

     The Funds' portfolio turnover rates for the two fiscal years ending June 30, 1998 are as follows:
                                           1997     1998
                                           ----     ----
          Limited Term National Fund      20.44%   24.95%
          Limited Term California Fund    23.39%   21.21%

                                MANAGEMENT

     The management of the Company and its Funds, including general supervision of the duties performed by TMC under the Investment Advisory Agreement, is the responsibility of the Board of Directors. There are five Directors of the Company, one of whom is an "interested person" (as the term "interested" is defined in the Investment Company Act of 1940) and four of whom are "disinterested" persons. The names of the Directors and officers and their principal occupations and other affiliations during the past five years are set forth below, with those Directors who are "interested persons" of the Company indicated by an asterisk:

Name of Director / Position / Principal Occupation During Past 5 Years
----------------------------------------------------------------------

H. Garrett Thornburg, Jr.,* 52 / Director, Chairman and Treasurer / Trustee of Thornburg Investment Trust (mutual fund) since June, 1987, Chairman of Trustees since September 1998 and President from June 1987 to September 1998; Chairman and Director Thornburg Mortgage Advisory Corporation since its formation in 1989; Chairman and Director of Thornburg Mortgage Asset Corporation (real estate investment trust) since its formation in 1993; Executive Vice President of Daily Tax Free Income Fund, Inc. (mutual fund) since its formation in 1982 and a Director from 1982 to June 1993; a Director of TMC since its formation in 1982 and President from 1982 to August 1997.

J. Burchenal Ault, 70 /Director / Consultant to and fundraiser for charities, 1990 to present; Trustee of Thornburg Investment Trust (Mutual Fund) since June 1987; Director of Farrar, Strauss & Giroux (publishers) since 1968.

Eliot R. Cutler, 50 / Director / Partner, Cutler & Stanfield, Attorneys, Washington, D.C. since 1988.

James E. Monaghan, Jr., 49 / Director / President, Monaghan & Associates, Inc. and Strategies West, Inc. Denver, Colorado, (business consultants) since 1983.

A.G. Newmyer III, 48 / Director / President, from 1983 to December 1992, and Senior Officer from January 1993, Newmyer Associates, Inc., Washington, D.C., (business consultants).

Richard M. Curry, 57 / Advisory Director / Senior Vice President McDonald & Co., Cleveland, Ohio (securities dealers) since May 1984.

Brian J. McMahon, 42 / President / President of the Company since January, 1987; Vice President of the Company from 1984 to 1987; President of Thornburg Investment Trust (mutual fund) since September 1998, Vice President from June 1987 to September 1998 and a Trustee from June, 1996 to August 1997; Managing Director of TMC since December 1985, Vice President from April 1984 to July 1997 and President from August 1997.

Steven J. Bohlin, 38 / Vice President / Assistant Vice President of the Company from July, 1985 to October 1989; Vice President of Thornburg Investment Trust (mutual fund) since June 1987 and Treasurer since 1989; Managing Director and Vice President of TMC since April 1991.

Dawn B. Fischer, 50 / Secretary / Secretary of the Company since its formation; Secretary and Assistant Treasurer of Thornburg Investment Trust (mutual fund) since June 1987; Managing Director of TMC since December 1985 and Vice President and Secretary of TMC since January 1984.

George Strickland, 34 / Assistant Vice President / Assistant Vice President of the Company since July 1992; Assistant Vice President of Thornburg Investment Trust (mutual fund) since June 1992; Associate of TMC from 1991 to 1996 and a Managing Director since 1996.

Jonathan Ullrich, 28 / Assistant Vice President / Assistant Vice President of the Company since July 1992; Assistant Vice President of Thornburg Investment Trust (mutual fund) since 1992; Associate of TMC since September 1991.

Jack Lallement, 59 / Assistant Vice President / Assistant Vice President of the Company since September 1997; Assistant Vice President of Thornburg Investment Trust since September 1997; Fund Accountant for TMC since March 1997; Chief Financial Officer/Controller for Zuni Rental, Inc. (equipment leasing and sales), Albuquerque, New Mexico from February 1995 to March 1997; Chief Financial Officer/Controller, Montgomery & Andrews, P.A. (law firm), Santa Fe, New Mexico from March 1987 to August 1994.

Thomas Garcia, 27 / Assistant Vice President / Assistant Vice President of the Company since September 1997; Assistant Vice President of Thornburg Investment Trust since September 1997; Fund Accountant for TMC since 1993; BBA, University of New Mexico, 1993.

Van Billops, 32 / Assistant Vice President / Assistant Vice President of the Company since September 1997; Assistant Vice President of Thornburg Investment Trust since September 1997; Fund Accountant for TMC since 1992; BA (Business Administration), University of New Mexico.

Leigh Moiola, 31 / Assistant Vice President / Assistant Vice President of the Company since June 1998; Assistant Vice President of Thornburg Investment Trust since November 1995; Associate of TMC since December 1991, Vice President of TMC since November 1995, and Managing Director since December 1998.

Sophia Franco, 27 / Assistant Vice President / Assistant Vice President of the Company since June 1998; Associate of TMC since August 1994.

Claiborne Booker, 36 / Assistant Vice President / Assistant Vice President of the Company since June 1998; Assistant Vice President of Thornburg Investment Trust since June 1998.

Kerry Lee, 31 / Assistant Vice President / Assistant Vice President of the Company since June 1998; Associate of TMC since November 1995.

Richard Brooks, 51 / Assistant Vice President / Assistant Vice President of the Company since June 1998; Associate of TMC since September 1994.

Dale Van Scoyk, 50 / Assistant Vice President / Assistant Vice President of the Company since September 1997; Assistant Vice President of Thornburg Investment Trust since September 1997; Account Manager for TMC since 1997; National Account Manager for the Heartland Funds, 1993 to 1997.

     The business address of each person listed is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501. Mr. Thornburg is a Director and the President of TSC, and Executive Vice President of Daily Tax-Free Income Fund, Inc. Ms. Fischer is the Secretary of TSC.

     The officers and Directors affiliated with TMC will serve without any compensation from the Company. The Company pays each Director and Advisory Director who is not an employee of TMC or an affiliated company a quarterly fee of $1,000 plus a $500 fee for each meeting of the Board of Directors attended by the Director. In addition, the Company pays a $1,000 annual stipend to each member of the audit committee, and reimburses all Directors and Advisory Directors for travel and out-of-pocket expenses incurred in connection with attending such meetings. The Company paid fees to the Directors during the year ended June 30, 1998 as follows:

                         Pension or
                         Retirement        Estimated      Total
           Aggregate     Benefits          Annual         Compensation
Name of    Compensation  Accrued as        Benefits       from Company and
Person,    from          Part of           Upon           Fund Complex
Position   Company       Fund Expenses     Retirement     Paid to Directors
--------   ------------  -------------     -------------  -----------------
H. Garrett     - 0 -       - 0 -             - 0 -                - 0 -
Thornburg,
Jr.

J. Burchenal  $ 7,000      - 0 -             - 0 -               $14,000
Ault

Eliot R.      $ 6,000      - 0 -             - 0 -               $ 6,000
Cutler

James E.      $ 7,000      - 0 -             - 0 -               $ 7,000
Monaghan, Jr.

A. G.         $ 7,000      - 0 -             - 0 -               $ 7,000
Newmyer, III

Richard M.    $ 6,000      - 0 -             - 0 -               $ 6,000
Curry

                      PRINCIPAL HOLDERS OF SECURITIES

     As of March 31, 1999, Limited Term National Fund had 68,929,007.0810 shares outstanding, and Limited Term California Fund had 10,587,023.896 shares outstanding.

     No persons are known to have held of record or beneficially 5% or more of any Fund's outstanding shares on March 31, 1999.

     At March 31, 1999, the officers, Directors and related persons of the Fund, as a group, owned less than one percent of the outstanding shares of either Fund.

                        HOW TO PURCHASE FUND SHARES

Determination of Purchase Price for Shares
------------------------------------------

     Each of the Funds offers Class A and Class C shares. Class A shares are sold subject to a sales charge which is deducted at the time you purchase shares. The Funds' distributor deducts the Class A sales charge shown in the sales charge table in the Prospectus and invests the balance of your investment at net asset value. The Class A sales charge is typically used to compensate financial advisors and others who sell Fund shares; and the distributor retains the balance to pay for its own operations. At certain times, for specific periods, TSC may reallow up to the full sales charge to all dealers who sell Fund shares. These "full reallowances" may be based upon the dealer reaching specified minimum sales goals. TSC will reallow the full sales charge only after notifying all dealers who sell Fund shares. During such periods, dealers may be considered underwriters under securities laws. TMC or TSC also may pay additional cash or non-cash compensation to dealer firms which have selling agreements with TSC. Those firms may pay additional compensation to financial advisors who sell Fund shares. Non-cash compensation may include travel and lodging in connection with seminars or other educational programs. Class C shares are sold at net asset value, but are subject to a deferred sales charge if redeemed within one year of purchase. Class A and Class C shares are subject to a service fee charged under a "Rule 12b-1 plan," and Class C shares are also subject to a distribution fee charged under a separate Rule 12b-1 plan. These fees are described in the Prospectus. See also the discussion of Service and Distribution Plans in this Statement of Additional Information.

     Share prices are determined by reference to the "net asset value" of shares next determined after receipt of a purchase order for the shares. The net asset value is the value of the underlying assets represented by each share, and is computed separately for each class of a Fund by adding the value of investments, cash and other assets for the class, and dividing by the number of shares outstanding. The value of assets is determined by independent valuation services employed by each Fund. The trustees periodically review the performance of each valuation service. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.

     The Prospectus states that certain classes of investors, specified below, may purchase Class A shares of a Fund at variations to the Public Scale. The Company may change or eliminate these variations at any time.

     (1) Existing shareholders of a Fund may purchase shares upon the reinvestment of dividends and capital gains distributions with no sales charge. This practice is followed by many investment funds that charge sales loads for new investments.

     (2) Shareholders of a Fund who have redeemed all or any portion of their investment in Class A shares of a Fund may purchase Class A shares of the Fund with no sales charge up to the maximum dollar amount of their shares redeemed within 24 months of the redemption date, provided that the shareholder's dealer or the shareholder must notify TSC or the Transfer Agent at the time an order is placed that such a purchase would qualify for this variation to the Public Scale. Similar notifications must be made in writing by the dealer, the broker, or the shareholder when the order is placed by mail. The sales charge will not be eliminated if notification is not furnished at the time of the order or a review of TSC's or the Transfer Agent's records fails to confirm the investor's represented previous holdings.

     (3) Persons may purchase Class A shares of a Fund at no sales charge if they redeem Class A shares of the Fund or any other series of Thornburg Limited Term Municipal Fund, Inc., or of any series of Thornburg Investment Trust, and reinvest some or all of the proceeds within 24 months. The shareholder's dealer or the shareholder must notify TSC or the Transfer Agent at the time an order is placed that the purchase qualifies for this variation to the Public Scale.

     The special classes of shareholders in subsections (2) and (3) above were created as a convenience for those shareholders who invest in a Fund and subsequently make a decision to redeem all or part of their investment for a temporary period. In some cases, the existence of this special class of shareholders will act as further inducement for certain individuals to make an initial investment in a Fund, particularly if those investors feel that they might have a temporary need to redeem all or part of their investment in the coming years. Shareholders who have previously invested in a Fund are more familiar than the general public with the Fund, its investment objectives, and its results. The costs to TSC of its marketing to these individuals and maintaining the records of their prior investment are minimal compared to the costs of marketing the Fund to the public at large.

     (4) Officers, trustees, directors and employees of the Company, TMC, TSC and the Custodian and Transfer Agent, while in such capacities, and members of their families, including trusts for the benefit of the foregoing, may purchase shares of a Fund with no sales charge, provided that they notify TSC or the Transfer Agent at the time an order is placed that a purchase will qualify for this variation from the Public Scale. The sales charge will not be eliminated if the notification is not furnished at the time of the order or a review of Fund records fails to confirm that the investor's representation is correct. The reduced sales charge to these persons is based upon the Company's view that their familiarity with and loyalty to the Funds will require less selling effort by the Fund, such as a solicitation and detailed explanation of the conceptual structure of the Funds, and less sales-related expenses, such as advertising expenses, computer time, paper work, secretarial needs, postage and telephone costs, than are required for the sale of shares to the general public. Inclusion of the families of these persons is based upon the Company's view that the same economies exist for sales of shares to family members.

     (5) Employees of brokerage firms who are members in good standing with the National Association of Securities Dealers, Inc. ("NASD"), employees of financial planning firms who place orders for a Fund placed directly with the Transfer Agent or TSC and through a broker/dealer who is a member in good standing with the NASD, and employees of eligible non-NASD members which accept orders for shares of the Fund on an agency basis and clear those orders through a broker/dealer who is a member in good standing with NASD, and their families, including trusts for the benefit of the foregoing, may purchase shares of the Funds for themselves with no sales charge, provided that (i) the order must be through a NASD member firm which has entered into an agreement with TSC to distribute shares of the Fund, and (ii) the shareholder's broker/dealer or the shareholder must notify TSC or the Transfer Agent at the time an order is placed that the purchase would qualify for this variation to the Public Scale. Similar notification must be made in writing by the dealer, the broker, or the shareholder when such an order is placed by mail. The reduced sales charge will not apply if the notification is not furnished at the time of the order or a review of TSC's, the dealer's the broker's or the Transfer Agent's records fails to confirm that the investor's representation is correct.

     Because they sell the Funds' shares, these individuals tend to be much more aware of the Funds than the general public. Any additional costs to TSC of marketing to these individuals are minimal.

     (6) Bank trust departments, companies with trust powers, and investment advisors who charge fees for service, including investment dealers who utilize wrap fee or similar arrangements, may purchase shares of a Fund for their customers at no sales charge, provided that these persons notify TSC or the Transfer Agent, at the time an order qualifying for this reduced charge is placed, that such a purchase would qualify for this variation to the Public Scale.

     (7) Purchases of Class A shares of any Fund may be made at net asset value provided that such purchases are placed through a broker that maintains one or more omnibus accounts with the Funds and such purchases are made by
(i) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent; and (iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a) through 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

     These organizations may charge fees to clients for whose accounts they purchase shares of a Fund in a fiduciary capacity. Where the reduced sales charge applies, notification is required at the time the order is received, and a review of TSC's or Transfer Agent's records must confirm that the investor's representation is correct.

     (8) No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A contingent deferred sales charge (CDSC) will be imposed on these investments in the event of a share redemption within 1 year following the share purchase at the rate of 1/2 of 1% of the value of the shares redeemed. In determining whether a CDSC is payable and the amount of any fee, it is assumed that shares not subject to the charge are the first redeemed, followed by other shares held for the longest period of time. The applicability of these charges will be unaffected by transfers of registration. TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders of $1 million or more for a single purchaser.

     (9) Such persons as are determined by the Directors to have acquired shares under special circumstances, not involving any sales expense to the Fund or to TSC, may purchase shares of the Fund with no sales charge. This variation from the Public Scale contemplates circumstances where a relatively large sale can be made at no distribution cost to a large investor or a number of smaller investors who are similarly situated. In the contemplated circumstances, there would be no cost of distribution, or any costs would be paid by TMC.

     (10) Investors may purchase shares of either Fund at net asset value without a sales charge to the extent that the purchase represents proceeds from a redemption (within the previous 60 days) of shares of another mutual fund which has a sales charge. When making a direct purchase at net asset value under this provision, the Fund must receive one of the following with the direct purchase order: (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction. Standard back office procedures should be followed for wire order purchases made through broker dealers. Purchases with redemptions from money market funds are not eligible for this privilege. This provision may be terminated anytime by TSC or the Funds without notice.

                           REDEMPTION OF SHARES

     Procedures with respect to redemption of Fund shares are set forth in the Prospectus under the caption "Selling Fund Shares."

     A Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit for protection of the shareholders of the Fund.

                                DISTRIBUTOR

     Pursuant to a Distribution Agreement with the Fund, Thornburg Securities Corporation ("TSC") acts as the principal underwriter of Fund shares in a continuous offering of those shares. The Funds do not bear selling expenses except (i) those involved in registering shares with the Securities and Exchange Commission and qualifying them or the issuing Fund with state regulatory authorities, and (ii) expenses paid under the Service and Distribution Plans and which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreement, except that termination other than upon assignment requires six months' notice.

     H. Garrett Thornburg, Jr. President, Treasurer and a Director of the Company, is also Director and controlling stockholder of TSC.

     The following table shows the commissions and other compensation received by TSC from each of the Funds for the most recent fiscal year ending June 30, 1998, except for compensation or amounts paid under Rule 12b-1 plans, which are described above under the caption "Service and Distribution Plans."


Fiscal Year Ended
June 30, 1998
-----------------
                                                     Net Underwriting
                    Aggregate      Discounts and     Compensation on
                    Underwriting   Commissions       Redemptions and     Brokerage     Other
                    Commissions    Paid to TSC       Repurchases         Commissions   Compensation
                    ------------   -------------     ----------------    -----------   ------------
Limited Term         $669,745         $104,037           $2,946            - 0 -          *
National Fund
Limited Term           89,135           11,884            1,807            - 0 -          *
California Fund
                    * See "Service and Distribution Plans."


Limited Term National Fund paid aggregate underwriting commissions with respect to sales of its shares in the fiscal years ending June 30, 1996 and June 30, 1997 of $904,416 and $794,624, respectively; and TSC received net underwriting commissions with respect to sales of Limited Term National Fund shares in fiscal years ending June 30, 1996 and June 30, 1997 of $124,901 and $110,311, respectively. Limited Term California Fund paid aggregate underwriting commissions with respect to sales of its shares in the fiscal years ending June 30, 1996 and June 30, 1997 of $132,164 and $117,747,
respectively; and TSC received net underwriting commissions with respect to sales of Limited Term California Fund shares in fiscal years ending June 30, 1996 and June 30, 1997 of $16,639 and $22,159, respectively.


                           INDEPENDENT AUDITORS

     McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, is the independent auditor of the Funds for the fiscal year ending June 30, 1999. The financial statements of the Funds have been audited by McGladrey & Pullen, LLP, for the periods indicated in their reports thereon.
Shareholders will receive semi-annual unaudited financial statements and annual financial statements audited by the independent accountants.

                           FINANCIAL STATEMENTS

     Statements of Assets and Liabilities, including Schedules of Investments, as of June 30, 1998, Statements of Operations for the year ended June 30, 1998 and Statements of Changes in Net Assets for the two years in the period ended June 30, 1998, Notes to Financial Statements and Financial Highlights, Schedules of Investments as of June 30, 1998 and Independent Auditor's Report dated July 24, 1998, for Limited Term National Fund and Limited Term California Fund are incorporated herein by reference from the Funds' respective Annual Reports to Shareholders, June 30, 1997.

     Statement of Assets and Liabilities, including Schedules of Investments, as of December 31, 1998, Statement of Operations for the six months ended December 31, 1998 and Statements of Changes in Net Assets for the six month periods ended December 31, 1997, and December 31, 1998, Notes to Financial Statements and Financial Highlights for Limited Term National Fund (Class A and Class C shares) and for Limited Term California Fund (Class A and Class C shares) are incorporated herein by reference from the Funds' respective Semiannual Reports to Shareholders of Class A and Class C shares, December 31, 1998.

                                  PART C

                             OTHER INFORMATION

Item 23 & 24.  Financial Statements and Exhibits

     (a)  Financial Statements.

    (1) Statements of Assets and Liabilities as of June 30, 1998; Schedules of Investments as of June 30, 1998; Statements of Operations for the year ended June 30, 1998; Statements of Changes in Net Assets for the years ended June 30, 1997 and June 30, 1998; Notes to Financial Statements; Financial Highlights; Reports of Independent Accountants dated July 24, 1998: incorporated by reference from the Registrant's Annual Reports for the fiscal year ended June 30, 1998, previously filed with Securities and Exchange Commission.

    (2) Statements of Assets and Liabilities as of December 31, 1998; Schedules of Investments as of December 31, 1998; Statements of Operations for the six months ended December 31, 1998, Statements of Changes in Net Assets for the six month periods ended December 31, 1997 and December 31, 1998; Notes to Financial Statements; Financial Highlights: incorporated by reference from the Registrant's Semiannual Reports for Class A and Class C shares for the six months ended December 31, 1998, previously filed with the Securities and Exchange Commission.

      (j.1)  The following Exhibits are filed herewith:

      (j.2) Consent of Counsel to Registrant

      n.1 Financial data schedules (4) as of December 31, 1998 for Class A and Class C shares of Thornburg Limited Term Municipal Fund-National Portfolio and Thornburg Limited Term Municipal Fund-California Portfolio.

      n.2 Schedules of performance computations (4) as of December 31, 1998 for Class A and Class C shares of Thornburg Limited Term Municipal Fund-National Portfolio and Thornburg Limited Term Municipal Fund-California Portfolio.

Item 24.  Persons Controlled By or Under Common Control With Registrant

          Not applicable.

Item 25.  Indemnification

          Reference is made to Article EIGHTH and paragraphs (e) and (f) of Article SEVENTH of the Registrant's Articles of Incorporation previously filed as Exhibit 1, to Article X of the Registrant`s By-Laws previously filed as Exhibit 2 and to section 2-418 of the Maryland General Corporation Law.

          Reference is also made to Section 7 of the Distribution Agreement previously filed as Exhibit 6(a).

          The directors and officers (the "insureds") of both the Registrant and the Adviser are insured under a joint directors and officers liability policy. The policy covers amounts which the insureds become legally obligated to pay by reason of any act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers the Registrant and the Adviser to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duty.

          The application of the foregoing provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

          See "Management" in the Statement of Additional Information and "Management of the Fund" in the Prospectus.

Item 27.  Principal Underwriters

          (a) The principal underwriter for the Registrant is Thornburg Securities Corporation (the "Distributor"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor has been formed for the purpose of distributing the shares of the Fund and other registered investment companies sponsored by its affiliates, and does not currently engage in the general securities business.

          (b) The address of each of the directors and officers of the Distributor is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

                              Positions and Offices    Positions and Offices
Name                          with Distributor         with Registrant
-------------------------     ---------------------    ---------------------
H. Garrett Thornburg, Jr.     Director                 Chairman, Director
                                                        and Treasurer

Kenneth Ziesenheim            President

Dawn B. Fischer               Secretary                 Secretary

          (c)  Not applicable.

Item 28.  Location  of Accounts and Records

          All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of State Street Bank and Trust Company, 470 Atlantic Avenue, Fifth Floor, Boston, Massachusetts 02210.

Item 29.  Management Services

The Registrant and Thornburg Management Company, Inc. ("TMC") have agreed that TMC will perform for the Registrant certain telephone answering services previously performed by the Registrant's transfer agent, National Financial Data Services, Inc. ("NFDS"). These telephone services include answering telephone calls placed to the Registrant or its transfer agent by shareholders, securities dealers and others through the Registrant's toll free number, and responding to those telephone calls by answering questions, effecting certain shareholder transactions described in the Registrant's current prospectuses, and performing such other, similar functions as the Registrant may reasonably prescribe from time to time.
The Registrant will pay one dollar for each telephone call, which was the charge previously impose by the Registrant's transfer agent for this service. The Registrant's transfer agent will no longer charge for this service. The Registrant understands that (i) the telephone answering service provided by TMC will be superior to that previously provided by the transfer agent because TMC will devote greater attention to training the telephone personnel, and those personnel will have immediate access to the Registrant's and TMC's management, (ii) the per-call charge imposed upon the Registrant for this service will be no greater than that charged by the Registrant's transfer agent, and (iii) TMC will not receive any profit from providing this service. It is not believed that this arrangement constitutes a management-related services agreement.

Item 30.  Undertakings

          Not applicable.



                                SIGNATURES




     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 32 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe, and State of New Mexico on the 1st day of April, 1999.

                                  THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                                  Registrant

                                  By               *
                                     ---------------------------------------
                                     Brian J. McMahon, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 32 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



           *                                              *
--------------------------------        ------------------------------------
Brian J. McMahon, President             H. Garrett Thornburg, Jr., Chairman,
and Principal Executive Officer         Director, Treasurer and Principal
                                        Financial and Accounting Officer

           *
--------------------------------
J. Burchenal Ault, Director


           *
--------------------------------
Eliot R. Cutler, Director


           *
--------------------------------
James E. Monaghan, Jr., Director


           *
--------------------------------
A. G. Newmyer III, Director




* By:      /s/
    ____________________________
    Charles W. N. Thompson, Jr.                         April 1, 1999
    As Attorney-In-Fact                                      (Date)

                             INDEX TO EXHIBITS


Exhibit
Number           Exhibit
-------          -----------------------------------------------------------

      j.1        Consent of Counsel to be named in registration statement

      j.2 Consent of Independent Auditors to be named in registration statement

      n.1 Financial data schedules (4) as of December 31, 1998 for Class A and Class C shares of Thornburg Limited Term Municipal Fund-National Portfolio and Thornburg Limited Term Municipal Fund-California Portfolio.

      n.2 Schedules of performance computations (4) as of December 31, 1998 for Class A and Class C shares of Thornburg Limited Term Municipal Fund-National Portfolio and Thornburg Limited Term Municipal Fund-California Portfolio.

                                EXHIBIT j.1

   WHITE                                      Attorneys and Counselors at Law
KOCH, KELLY                       William Booker Kelly  Julie A. Wittenberger
     &                           John F. McCarthy, Jr.
   McCARTHY                          Benjamin Phillips
A Professional Association         David F. Cunningham
                                    Albert V. Gonzales        Special Counsel
                                            Janet Clow          Paul L. Bloom
                                       Kevin V. Reilly
                                   C.W.N. Thompson, Jr.
                                      M. Karen Kilgore
                                      Sandra J. Brinck
                                         Aaron J. Wolf
                                         Mary E. Walta
                                       Rebecca Dempsey

                                   April 1, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549             VIA EDGAR FILING

     Re:  Thornburg Limited Term Municipal Fund, Inc.
          Thornburg Limited Term Municipal Fund National Portfolio
          Thornburg Limited Term Municipal Fund California Portfolio Registration Number Under the Securities Act of 1933: 2-89526 Registration Number Under the Investment Company Act of 1940: 811-4302

Ladies and Gentlemen:

     We hereby consent to the references made to t his firm in the post-effective amendment no. 32 to the registration statement of Thornburg Limited Term Municipal Fund, Inc. and the prospectus which is a part of that registration statement. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                              Very truly yours,

                              /S/ Charles W.N. Thompson, Jr.

                              CHARLES W. N. THOMPSON, JR.















433 Paseo de Peralta        Post Office Box 787    Santa Fe, NM  87504-0787
Phone (505) 982-4374   Fax (505) 983-0350; 984-8631      e-mail wkkm@nm.net

                               EXHIBIT j.2

                          McGLADREY & PULLEN, LLP
               --------------------------------------------
               Certified Public Accountants and Consultants



                      CONSENT OF INDEPENDENT AUDITORS


     We hereby consent to the incorporation by reference of our reports dated October 23, 1998 on the financial statements of Thornburg Limited Term Income Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Value Fund and Thornburg Global Value Fund, series of Thornburg Investment Trust, and our reports dated July 24, 1998 on the financial statements of the National Portfolio and the California Portfolio of Thornburg Limited Term Municipal Fund, Inc. and the financial statements of Thornburg New York Intermediate Municipal Fund series of Thornburg Investment Trust, referred to therein in Post-Effective Amendment No. 38 to the Registration Statement of Thornburg Investment Trust on Form N-1A, File No. 33-14905 and Post-Effective Amendment No. 32 to the Registration Statement of Thornburg Limited Term Municipal Fund, Inc. on Form N-1A, File No. 2-89526 as filed with the Securities and Exchange Commission.

     We also consent to the reference to our firm in the Prospectuses under the captions "Financial Highlights" and "Additional Information" and in the Statements of Additional Information under the caption "Independent Auditors."


                                                /s/ McGladrey & Pullen, LLP

                                                    McGLADREY & PULLEN, LLP


New York, New York
April 1, 199

                             EXHIBIT N.1

[ARTICLE] 6
[CIK] 0000740843
[NAME] THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
[SERIES]
   [NUMBER] 1
   [NAME] THORNBURG LIMITED TERM MUNICIPAL FUND, NATIONAL PORT (A)

[PERIOD-TYPE]                   6-MOS
[FISCAL-YEAR-END]                          JUN-30-1999
[PERIOD-END]                               DEC-31-1998
[INVESTMENTS-AT-COST]                      934,631,718
[INVESTMENTS-AT-VALUE]                     970,869,700
[RECEIVABLES]                               16,293,410
[ASSETS-OTHER]                               2,457,700
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                             989,620,810
[PAYABLE-FOR-SECURITIES]                    57,555,960
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                    6,550,215
[TOTAL-LIABILITIES]                         64,106,175
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                   893,264,049
[SHARES-COMMON-STOCK]                       60,493,696
[SHARES-COMMON-PRIOR]                       61,974,316
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                    (3,987,396)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                    36,237,982
[NET-ASSETS]                               925,514,635
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                           24,767,842
[OTHER-INCOME]                                       0
[EXPENSES-NET]                             (4,412,009)
[NET-INVESTMENT-INCOME]                     20,355,833
[REALIZED-GAINS-CURRENT]                       433,513
[APPREC-INCREASE-CURRENT]                    5,175,562
[NET-CHANGE-FROM-OPS]                       25,964,908
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                 (18,026,847)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                      3,025,373
[NUMBER-OF-SHARES-REDEEMED]                (5,493,278)
[SHARES-REINVESTED]                            987,285
[NET-CHANGE-IN-ASSETS]                     (1,480,620)
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                  (4,420,909)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                        2,131,547
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                              4,457,861
[AVERAGE-NET-ASSETS]                       932,239,501
[PER-SHARE-NAV-BEGIN]                            13.50
[PER-SHARE-NII]                                    .30
[PER-SHARE-GAIN-APPREC]                            .09
[PER-SHARE-DIVIDEND]                             (.30)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              13.59
[EXPENSE-RATIO]                                    .96
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000740843
[NAME] THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
[SERIES]
   [NUMBER] 1
   [NAME] THORNBURG LIMITED TERM MUNICIPAL FUND, NATIONAL PORT (C)

[PERIOD-TYPE]                   6-MOS
[FISCAL-YEAR-END]                          JUN-30-1999
[PERIOD-END]                               DEC-31-1998
[INVESTMENTS-AT-COST]                      934,631,718
[INVESTMENTS-AT-VALUE]                     970,869,700
[RECEIVABLES]                               16,293,410
[ASSETS-OTHER]                               2,457,700
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                             989,620,810
[PAYABLE-FOR-SECURITIES]                    57,555,960
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                    6,550,215
[TOTAL-LIABILITIES]                         64,106,175
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                   893,264,049
[SHARES-COMMON-STOCK]                        1,837,677
[SHARES-COMMON-PRIOR]                        1,680,141
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                    (3,987,396)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                    36,237,982
[NET-ASSETS]                               925,514,635
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                           24,767,842
[OTHER-INCOME]                                       0
[EXPENSES-NET]                             (4,412,009)
[NET-INVESTMENT-INCOME]                     20,355,833
[REALIZED-GAINS-CURRENT]                       433,513
[APPREC-INCREASE-CURRENT]                    5,175,562
[NET-CHANGE-FROM-OPS]                       25,964,908
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                    (472,999)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                        334,924
[NUMBER-OF-SHARES-REDEEMED]                  (209,753)
[SHARES-REINVESTED]                             32,365
[NET-CHANGE-IN-ASSETS]                       2,282,090
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                  (4,420,909)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                        2,131,547
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                              4,457,861
[AVERAGE-NET-ASSETS]                       932,239,501
[PER-SHARE-NAV-BEGIN]                            13.53
[PER-SHARE-NII]                                    .27
[PER-SHARE-GAIN-APPREC]                            .08
[PER-SHARE-DIVIDEND]                             (.27)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              13.61
[EXPENSE-RATIO]                                   1.38
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000740843
[NAME] THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
[SERIES]
   [NUMBER] 2
   [NAME] THORNBURG LIMITED TERM MUNICIPAL FUND, CALIFORNIA PORT (A)

[PERIOD-TYPE]                   6-MOS
[FISCAL-YEAR-END]                          JUN-30-1999
[PERIOD-END]                               DEC-31-1998
[INVESTMENTS-AT-COST]                      128,934,352
[INVESTMENTS-AT-VALUE]                     134,803,005
[RECEIVABLES]                                3,172,003
[ASSETS-OTHER]                                 132,730
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                             138,107,738
[PAYABLE-FOR-SECURITIES]                     1,001,574
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                    1,280,125
[TOTAL-LIABILITIES]                          2,281,699
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                   130,766,307
[SHARES-COMMON-STOCK]                        8,955,930
[SHARES-COMMON-PRIOR]                        9,477,582
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                      (808,921)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                     5,868,653
[NET-ASSETS]                               135,826,039
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                            3,501,936
[OTHER-INCOME]                                       0
[EXPENSES-NET]                               (686,855)
[NET-INVESTMENT-INCOME]                      2,815,081
[REALIZED-GAINS-CURRENT]                        14,511
[APPREC-INCREASE-CURRENT]                    1,010,410
[NET-CHANGE-FROM-OPS]                        3,840,002
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                  (2,467,204)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                        609,927
[NUMBER-OF-SHARES-REDEEMED]                (1,286,774)
[SHARES-REINVESTED]                            155,195
[NET-CHANGE-IN-ASSETS]                     (5,835,975)
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                    (823,431)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          345,133
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                730,611
[AVERAGE-NET-ASSETS]                       137,563,249
[PER-SHARE-NAV-BEGIN]                            12.90
[PER-SHARE-NII]                                    .27
[PER-SHARE-GAIN-APPREC]                            .10
[PER-SHARE-DIVIDEND]                             (.27)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              13.00
[EXPENSE-RATIO]                                    .99
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

[ARTICLE] 6
[CIK] 0000740843
[NAME] THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
[SERIES]
   [NUMBER] 2
   [NAME] THORNBURG LIMITED TERM MUNICIPAL FUND, CALIFORNIA PORT (C)

[PERIOD-TYPE]                   6-MOS
[FISCAL-YEAR-END]                          JUN-30-1999
[PERIOD-END]                               DEC-31-1998
[INVESTMENTS-AT-COST]                      128,934,352
[INVESTMENTS-AT-VALUE]                     134,803,005
[RECEIVABLES]                                3,172,003
[ASSETS-OTHER]                                 132,730
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                             138,107,738
[PAYABLE-FOR-SECURITIES]                     1,001,574
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                    1,280,125
[TOTAL-LIABILITIES]                          2,281,699
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                   130,766,307
[SHARES-COMMON-STOCK]                          626,935
[SHARES-COMMON-PRIOR]                          607,567
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                      (808,921)
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                     5,868,653
[NET-ASSETS]                               135,826,039
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                            3,501,936
[OTHER-INCOME]                                       0
[EXPENSES-NET]                               (686,855)
[NET-INVESTMENT-INCOME]                      2,815,081
[REALIZED-GAINS-CURRENT]                        14,511
[APPREC-INCREASE-CURRENT]                    1,010,410
[NET-CHANGE-FROM-OPS]                        3,840,002
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                    (147,613)
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                         73,090
[NUMBER-OF-SHARES-REDEEMED]                   (63,606)
[SHARES-REINVESTED]                              9,885
[NET-CHANGE-IN-ASSETS]                         313,086
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                    (823,431)
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          345,133
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                730,611
[AVERAGE-NET-ASSETS]                       137,563,249
[PER-SHARE-NAV-BEGIN]                            12.91
[PER-SHARE-NII]                                    .24
[PER-SHARE-GAIN-APPREC]                            .10
[PER-SHARE-DIVIDEND]                             (.24)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              13.01
[EXPENSE-RATIO]                                   1.40
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

                              EXHIBIT N.2

SCHEDULE OF PERFORMANCE COMPUTATION FORMULAS - A SHARES

THORNBURG LIMITED TERM MUNICIPAL FUND - NATIONAL PORTFOLIO

Standardized yield calculation -  Dec-98         = 3.30%
                                  ------           -----
Yield = 2[({[(a-b)/cd]+1}to the 6th power)-1]
Where:  a =  $2,978,907.43  net interest income attributable to outstanding share
        b =    $666,384.85  expenses accrued for the period net of
                            reimbursements
        c = 60,744,897.723  average daily number of shares of beneficial interest outstanding during period
        d =         $13.94  maximum offering price per share of beneficial
                            interest on:  12/31/98

Total Return for the year ended*  12/31/98           = 3.20%
                                 ---------             -----
   p(1+T)to the nth power = erv
        p =  $1,000.00
        n =          1
      erv =  $1,032.00
        T =       3.20%  Total Return

Average annual return for the period from inception*  9/28/84 - 12/31/98
                                                      -----------------
   p(1+A)to the nth power = erv                       5,207 days = 6.86%
        p =  $1,000.00
        n =      14.27  (Total days since inception/365 days)
      erv =  $2,576.74
        A =       6.86%  Average Annual Return

* Assumes 1.50% sales load at inception

SCHEDULE OF PERFORMANCE COMPUTATION FORMULAS - C SHARES

THORNBURG LIMITED TERM MUNICIPAL FUND - NATIONAL PORTFOLIO

Standardized yield calculation -  Dec-98         = 2.93%
                                  ------           -----
Yield = 2[({[(a-b)/cd]+1}to the 6th power)-1]
Where:  a =    $92,346.47   net interest income attributable to outstanding
                            share
        b =    $30,059.66   expenses accrued for the period net of
                            reimbursements
        c = 1,883,098.837   average daily number of shares of beneficial
                            interest outstanding during period
        d =        $13.61   maximum offering price per share of beneficial
                            interest on:  12/31/98

Total Return for the year ended*  12/31/98           = 4.36%
                                 ---------             -----
   p(1+T)to the nth power = erv
        p =  $1,000.00
        n =          1
      erv =  $1,043.60
        T =       4.36%  Total Return

Average annual return for the period from inception   9/1/94 - 12/31/98
                                                      -----------------
   p(1+A)to the nth power = erv                       1,583 days = 4.76%
        p =  $1,000.00
        n =       4.34  (Total days since inception/365 days)
      erv =  $1,223.45
        A =       4.76%  Average Annual Return

SCHEDULE OF PERFORMANCE COMPUTATION FORMULAS - A SHARES

THORNBURG LIMITED TERN MUNICIPAL FUND - CALIFORNIA PORTFOLIO

Standardized yield calculation -  Dec-98         = 3.06%
                                  ------           -----
Yield = 2[({[(a-b)/cd]+1}to the 6th power)-1]
Where:  a =    $405,906.34  net interest income attributable to outstanding share
        b =     $99,550.81  expenses accrued for the period net of
                            reimbursements
        c =  9,062,259.772  average daily number of shares of beneficial interest outstanding during period
        d =         $13.33  maximum offering price per share of beneficial
                            interest on:  12/31/98

Total Return for the year ended*  12/31/98           = 3.37%
                                  --------             -----
   p(1+T)to the nth power = erv
        p =  $1,000.00
        n =          1
      erv =  $1,033.70
        T =       3.37% Total Return

Average annual return for the period from inception*  2/20/87 - 12/31/98
                                                      ------------------
   p(1+A)to the nth power = erv                       4,332 days = 5.90%
        p =  $1,000.00
        n =      11.87  (Total days since inception/365 days)
      erv =  $1,974.59
        A =       5.90% Average Annual Return

* Assumes 1.50% sales load at inception

SCHEDULE OF PERFORMANCE COMPUTATION FORMULAS - C SHARES

THORNBURG LIMITED TERM MUNICIPAL FUND - CALIFORNIA PORTFOLIO

Standardized yield calculation -  Dec-98         = 2.72%
                                  ------           -----
Yield = 2[({[(a-b)/cd]+1}to the 6th power)-1]
Where:  a =   $28,042.96   net interest income attributable to outstanding
                           share
        b =   $ 9,696.20   expenses accrued for the period net of
                           reimbursements
        c =  626,086.702   average daily number of shares of beneficial
                           interest outstanding during period
        d =       $13.01   maximum offering price per share of beneficial
                           interest on:  12/31/98

Total Return for the year ended*  12/31/98           = 4.46%
                                 ---------             -----
   p(1+T)to the nth power = erv
        p =  $1,000.00
        n =          1
      erv =  $1,044.60
        T =       4.46%  Total Return

Average annual return for the period from inception*  9/1/94 - 12/31/98
                                                      -----------------
   p(1+A)to the nth power = erv                       1,583 days = 4.92%
        p =  $1,000.00
        n =       4.34  (Total days since inception/365 days)
      erv =  $1,231.58
        A =       4.92%  Average Annual Return